UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: December 31, 2013

Date of reporting period: December 31, 2013

____________________

ITEM 1.  REPORT TO STOCKHOLDERS

DAVIS VARIABLE ACCOUNT FUND, INC.	Table of Contents

Management’s Discussion of Fund Performance:
Davis Value Portfolio	2
Davis Financial Portfolio	4
Davis Real Estate Portfolio	6

Fund Overview:
Davis Value Portfolio	8
Davis Financial Portfolio	10
Davis Real Estate Portfolio	11

Expense Example	13

Schedule of Investments:
Davis Value Portfolio	14
Davis Financial Portfolio	18
Davis Real Estate Portfolio	20

Statements of Assets and Liabilities	23

Statements of Operations	24

Statements of Changes in Net Assets	25

Notes to Financial Statements	27

Federal Income Tax Information	32

Financial Highlights:
Davis Value Portfolio	33
Davis Financial Portfolio	34
Davis Real Estate Portfolio	35

Report of Independent Registered Public Accounting Firm	36

Directors and Officers	37

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Fund, Inc. prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Variable Account Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 33.43% for the year ended December 31, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 32.39%. Every sector1 in the Index delivered positive returns. The sectors within the Index that turned in the strongest performance over the year were Consumer Discretionary and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the year were Telecommunication Services and Utilities.

The Portfolio’s Absolute Performance

The Portfolio had a significant percentage of assets invested in Financial companies over the year. Financial companies were the most important contributor2 to the Portfolio’s absolute performance over the year. American Express3, Wells Fargo, Bank of New York Mellon, and Berkshire Hathaway were among the most important contributors to performance. Hang Lung Group and Brookfield Property Partners were among the most important detractors from performance.

Consumer Discretionary companies were the second most important contributor to the Portfolio’s absolute performance. Bed Bath & Beyond and Netflix were among the most important contributors to performance.

Information Technology companies were also an important contributor to the Portfolio’s absolute performance. Google was among the most important contributors to performance. International Business Machines was among the most important detractors from performance. The Portfolio no longer owns International Business Machines.

Other important contributors to the Portfolio’s absolute performance included CVS Caremark, EOG Resources, and Costco Wholesale. Other important detractors from the Portfolio’s absolute performance included Potash Corp. of Saskatchewan, Rio Tinto, Laboratory Corp. of America Holdings, America Movil, and BHP Billiton. The Portfolio no longer owns Potash Corp. of Saskatchewan, Rio Tinto, America Movil, or BHP Billiton.

The Portfolio had approximately 15% of its net assets invested in foreign companies at December 31, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

Information Technology companies were the most important contributor to the Portfolio’s performance relative to the Index over the year. The Portfolio’s Information Technology companies out-performed the corresponding sector within the Index. The Portfolio also benefited from having a lower average weighting than the Index.

Financial companies were the second most important contributor to the Portfolio’s relative performance. The Portfolio’s Financial companies out-performed the corresponding sector within the Index and benefited from having a higher average weighting than the Index.

Industrial companies were the most important detractor from the Portfolio’s relative performance. The Portfolio’s Industrial companies under-performed the corresponding sector within the Index. The Portfolio’s relative performance was reduced by a lower average weighting than the Index.

Health Care companies were the second most important detractor from the Portfolio’s relative performance. The Portfolio’s Health Care companies under-performed the corresponding sector within the Index. The Portfolio’s relative performance was also reduced by a lower average weighting than the Index in this stronger performing sector.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS VALUE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2003

Average Annual Total Return for periods ended December 31, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	33.43%	16.42%	6.56%	5.12%	0.62%	0.62%
Standard & Poor’s 500® Index	32.39%	17.94%	7.41%	3.96%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 31.26% for the year ended December 31, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 32.39%.

The Portfolio’s Absolute Performance

Diversified Financial companies were the most important contributor1 to the Portfolio’s absolute performance over the year. American Express2, Bank of New York Mellon, Visa, and Julius Baer Group were among the most important contributors to performance. First Marblehead was among the most important detractors from performance.

Insurance companies were the second most important contributor to the Portfolio’s absolute performance. American International Group, Markel, and Everest Re Group were among the most important contributors to performance.

Banking companies also made positive contributions to the Portfolio’s absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India and ICICI Bank were among the most important detractors from performance.

Another important detractor from the Portfolio’s performance was Brookfield Property Partners.

The Portfolio had approximately 18% of its net assets invested in foreign companies at December 31, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

The Portfolio under-performed the Index over the year. The Portfolio’s Financial holdings under-performed the corresponding sector3 within the Index. The Portfolio also had a limited amount of assets invested in other sectors, which contributed to the Portfolio’s overall performance versus the Index.

The Portfolio’s Diversified Financial holdings out-performed the corresponding industry group within the Index. Industry groups in which the Portfolio’s holdings under-performed the corresponding industry groups within the Index were: Banking and Insurance.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, concentrated portfolio risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2003

Average Annual Total Return for periods ended December 31, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	31.26%	17.63%	4.86%	4.62%	0.68%	0.68%
Standard & Poor’s 500® Index	32.39%	17.94%	7.41%	3.96%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO

Performance Overview

Davis Real Estate Portfolio delivered a negative return on net asset value of 1.32% for the year ended December 31, 2013. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 2.15%. Every sub-industry1 within the Index, except for Residential REITs, delivered positive returns. Hotels, Resorts & Cruise Lines, Real Estate Operating Companies, and Diversified REITs turned in the strongest performances while Residential REITs and Retail REITs turned in the weakest performances over the year.

The Portfolio’s Absolute Performance

Specialized REITs were the most important contributor2 to the Portfolio’s absolute performance over the year. LaSalle Hotel Properties3, Host Hotels & Resorts, and Public Storage were among the most important contributors to performance. The Portfolio no longer owns Public Storage.

Real Estate Operating Companies were the second most important contributor to the Portfolio’s absolute performance. Forest City Enterprises was among the most important contributors to performance.

Residential REITs were the most important detractor from the Portfolio’s absolute performance. American Campus Communities, AvalonBay Communities, Education Realty Trust, Campus Crest Communities, and Post Properties were among the most important detractors from performance.

Office REITs were the second most important detractor from the Portfolio’s absolute performance. SL Green Realty and Alexandria Real Estate Equities were among the most important contributors to performance. Digital Realty Trust was among the most important detractors from performance.

Other important contributors to the Portfolio’s absolute performance included Vornado Realty Trust, SBA Communications, and Kimco Realty. Other important detractors from the Portfolio’s absolute performance included Taubman Centers, Simon Property Group, and CBL & Associates Properties. The Portfolio no longer owns Kimco Realty.

The Portfolio’s Relative Performance

Office REITs were the most important detractor from the Portfolio’s performance relative to the Index over the year. The Portfolio’s Office REITs under-performed the corresponding sub-industry within the Index and had a higher average weighting.

Residential REITs were the second most important detractor from the Portfolio’s relative performance. The Portfolio’s Residential REITs under-performed the corresponding sub-industry within the Index and relative performance was also reduced by having a higher average weighting in this weaker performing sub-industry.

Real Estate Operating Companies were the most important contributor to the Portfolio’s relative performance. The Portfolio’s Real Estate Operating Companies (consisting only of Forest City Enterprises) out-performed the corresponding sub-industry within the Index and also benefited from a higher average weighting in this stronger performing sub-industry.

Specialized REITs were the second most important contributor to the Portfolio’s relative performance. The Portfolio’s Specialized REITs out-performed the corresponding sub-industry within the Index. Relative performance was reduced by having a lower average weighting.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, concentrated portfolio risk, focused portfolio risk, foreign country risk, depositary receipts risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1  The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

DAVIS VARIABLE ACCOUNT FUND, INC.	Management’s Discussion of Fund Performance
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2003

Average Annual Total Return for periods ended December 31, 2013

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(1.32)%	14.70%	6.08%	7.96%	0.81%	0.81%
Standard & Poor’s 500® Index	32.39%	17.94%	7.41%	3.96%
Wilshire U.S. Real Estate Securities Index	2.15%	16.81%	8.41%	10.28%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO	December 31, 2013

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/13 Net Assets)		(% of 12/31/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	83.03%	Diversified Financials	23.78%	8.44%
Common Stock (Foreign)	14.78%	Information Technology	11.02%	18.63%
Corporate Bonds (Foreign)	0.02%	Food & Staples Retailing	9.64%	2.34%
Short-Term Investments	2.23%	Insurance	7.55%	3.01%
Other Assets & Liabilities	(0.06)%	Energy	7.09%	10.28%
	100.00%	Retailing	6.95%	4.48%
		Health Care	6.72%	12.95%
		Banks	5.80%	2.85%
		Materials	5.63%	3.50%
		Food, Beverage & Tobacco	5.35%	5.26%
		Media	2.95%	3.71%
		Transportation	2.27%	1.97%
		Other	2.14%	13.61%
		Capital Goods	1.89%	8.29%
		Commercial & Professional Services	1.22%	0.68%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/13 Net Assets)

American Express Co.	Consumer Finance	6.83%
Wells Fargo & Co.	Commercial Banks	5.67%
Bank of New York Mellon Corp.	Capital Markets	5.66%
Google Inc., Class A	Software & Services	5.52%
CVS Caremark Corp.	Food & Staples Retailing	5.45%
Costco Wholesale Corp.	Food & Staples Retailing	3.98%
EOG Resources, Inc.	Energy	3.37%
Bed Bath & Beyond Inc.	Retailing	3.23%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.05%
Julius Baer Group Ltd.	Capital Markets	2.59%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2013

New Positions Added (01/01/13-12/31/13)
(Highlighted positions are those greater than 1.00% of the Fund’s 12/31/13 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/13 Net Assets
Experian PLC	Commercial & Professional Services	09/05/13	0.22%
Lafarge S.A.	Materials	08/28/13	0.57%
Liberty Global PLC, Series C	Media	06/03/13	1.68%
OCI N.V.	Capital Goods	09/18/13	0.33%
Priceline.com Inc.	Retailing	08/01/13	1.50%
Qihoo 360 Technology Co. Ltd., Class A, ADR	Software & Services	12/18/13	0.30%
Schneider Electric S.A.	Capital Goods	01/07/13	–
Textron Inc.	Capital Goods	07/05/13	0.51%
Twitter, Inc.	Software & Services	11/07/13	0.30%
UnitedHealth Group Inc.	Health Care Equipment & Services	01/29/13	2.44%
Wesco Aircraft Holdings, Inc.	Transportation	08/08/13	0.14%

Positions Closed (01/01/13-12/31/13)
(Gains and losses greater than $400,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
America Movil S.A.B. de C.V., Series L, ADR	Telecommunication Services	09/13/13	$(116,016)
Aon PLC	Insurance Brokers	05/08/13	161,510
BHP Billiton PLC	Materials	05/15/13	682,196
CME Group Inc.	Diversified Financial Services	07/16/13	359,127
Devon Energy Corp.	Energy	07/02/13	1,918,218
Emerson Electric Co.	Capital Goods	09/09/13	337,943
Everest Re Group, Ltd.	Reinsurance	07/26/13	267,140
Groupon, Inc.	Retailing	06/20/13	(395,667)
Grupo Televisa S.A.B., ADR	Media	11/25/13	447,127
Intel Corp.	Semiconductors & Semiconductor
	Equipment	09/24/13	10,936
International Business Machines Corp.	Software & Services	09/09/13	(24,727)
Natura Cosmeticos S.A.	Household & Personal Products	02/25/13	351,618
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	01/17/13	557,944
Potash Corp. of Saskatchewan Inc.	Materials	09/10/13	(141,380)
Rio Tinto PLC	Materials	05/22/13	229,202
Schneider Electric S.A.	Capital Goods	09/05/13	33,453
Sino-Forest Corp., Conv. Sr. Notes,
5.00%, 08/01/13	Materials	01/30/13	(626,060)
Sysco Corp.	Food & Staples Retailing	09/06/13	114,688
Tiffany & Co.	Retailing	07/12/13	318,717
Transocean Ltd.	Energy	09/06/13	640,353
Unilever N.V., NY Shares	Food, Beverage & Tobacco	05/15/13	368,436

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS FINANCIAL PORTFOLIO	December 31, 2013

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/13 Net Assets)		(% of 12/31/13 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.04%	Diversified Financials	46.02%	8.44%
Common Stock (Foreign)	17.55%	Insurance	29.47%	3.01%
Short-Term Investments	1.68%	Banks	13.15%	2.85%
Other Assets & Liabilities	(0.27)%	Food & Staples Retailing	3.63%	2.34%
	100.00%	Information Technology	3.09%	18.63%
		Energy	2.92%	10.28%
		Retailing	1.60%	4.48%
		Real Estate	0.12%	1.88%
		Health Care	–	12.95%
		Capital Goods	–	8.29%
		Other	–	26.85%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/13 Net Assets)

American Express Co.	Consumer Finance	12.96%
Wells Fargo & Co.	Commercial Banks	8.86%
Bank of New York Mellon Corp.	Capital Markets	6.62%
Markel Corp.	Property & Casualty Insurance	5.91%
American International Group, Inc.	Multi-line Insurance	5.59%
Julius Baer Group Ltd.	Capital Markets	5.51%
Visa Inc., Class A	Diversified Financial Services	5.11%
Everest Re Group, Ltd.	Reinsurance	4.68%
Progressive Corp.	Property & Casualty Insurance	4.31%
Alleghany Corp.	Reinsurance	4.29%

New Positions Added (01/01/13-12/31/13)
NONE

Positions Closed (01/01/13-12/31/13)
(Gains and losses greater than $300,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
ACE Ltd.	Property & Casualty Insurance	08/26/13	$325,959
Toronto-Dominion Bank	Commercial Banks	08/26/13	(63,314)

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO	December 31, 2013

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/13 Net Assets)		(% of 12/31/13 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	92.00%	Retail REITs	23.44%	24.59%
Common Stock (Foreign)	1.31%	Residential REITs	22.20%	17.46%
Convertible Bonds	2.55%	Office REITs	17.87%	15.05%
Preferred Stock	0.45%	Specialized REITs	16.76%	27.97%
Short-Term Investments	3.20%	Diversified REITs	6.93%	7.61%
Other Assets & Liabilities	0.49%	Real Estate Operating Companies	6.20%	1.65%
	100.00%	Industrial REITs	3.50%	5.39%
		Telecommunication Services	1.85%	–
		Diversified Real Estate Activities	1.25%	–
		Hotels, Resorts & Cruise Lines	–	0.28%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/13 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.20%
AvalonBay Communities, Inc.	Residential REITs	6.27%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	5.41%
American Campus Communities, Inc.	Residential REITs	5.00%
American Tower Corp.	Specialized REITs	3.99%
Essex Property Trust, Inc.	Residential REITs	3.89%
Boston Properties, Inc.	Office REITs	3.76%
Ventas, Inc.	Specialized REITs	3.53%
Alexandria Real Estate Equities, Inc.	Office REITs	3.19%
Federal Realty Investment Trust	Retail REITs	2.95%

DAVIS VARIABLE ACCOUNT FUND, INC.	Fund Overview
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2013

New Positions Added (01/01/13-12/31/13)
(Highlighted positions are those greater than 2.00% of the Fund’s 12/31/13 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/13 Net Assets
Acadia Realty Trust	Retail REITs	05/06/13	2.08%
Alexander & Baldwin Inc.	Diversified Real Estate Activities	11/20/13	1.20%
British Land Co. PLC	Diversified REITs	04/10/13	0.44%
Campus Crest Communities, Inc.	Residential REITs	03/01/13	0.91%
Colonial Properties Trust	Residential REITs	03/08/13	–
Cousins Properties, Inc.	Diversified REITs	07/31/13	0.42%
CubeSmart	Specialized REITs	11/22/13	1.97%
Equity Lifestyle Properties, Inc.	Residential REITs	10/23/13	1.24%
General Growth Properties, Inc.	Retail REITs	01/31/13	2.59%
Hammerson PLC	Retail REITs	04/10/13	0.33%
Land Securities Group PLC	Diversified REITs	04/10/13	0.54%
Liberty Property Trust	Diversified REITs	01/03/13	2.49%
SBA Communications Corp., Class A	Telecommunication Services	01/31/13	1.79%
Sunstone Hotel Investors, Inc.	Specialized REITs	01/31/13	–
Tanger Factory Outlet Centers, Inc.	Retail REITs	08/07/13	1.96%

Positions Closed (01/01/13-12/31/13)
(Gains and losses greater than $150,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alexandria Real Estate Equities, Inc., 7.00%,
Series D, Cum. Conv. Pfd.	Office REITs	05/14/13	$545,043
Brandywine Realty Trust	Office REITs	01/07/13	11,208
BRE Properties, Inc.	Residential REITs	12/20/13	59,531
CBL & Associates Properties, Inc., 7.375%,
Series D, Pfd.	Retail REITs	06/26/13	120,550
Colonial Properties Trust	Residential REITs	06/21/13	(6,510)
Digital Realty Trust, Inc.	Office REITs	11/06/13	(155,044)
Equity Residential	Residential REITs	05/21/13	8,130
Home Properties, Inc.	Residential REITs	02/06/13	(5,001)
Kimco Realty Corp.	Retail REITs	04/10/13	152,341
Macerich Co.	Retail REITs	02/06/13	46,104
Prologis, Inc.	Industrial REITs	10/24/13	63,148
Prologis, Inc., 6.75%, Series M, Pfd.	Industrial REITs	04/19/13	150,438
Public Storage	Specialized REITs	11/22/13	139,725
Rayonier Inc.	Specialized REITs	11/08/13	201,156
Sunstone Hotel Investors, Inc.	Specialized REITs	07/29/13	16,547
Taubman Centers, Inc., 6.50%, Series J, Pfd.	Retail REITs	06/25/13	(5,000)

DAVIS VARIABLE ACCOUNT FUND, INC.	Expense Example

As a shareholder of each Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended December 31, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/13)	(12/31/13)	(07/01/13-12/31/13)

Davis Value Portfolio
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,165.75	$3.38
Hypothetical	$1,000.00	$1,022.08	$3.16

Davis Financial Portfolio
(annualized expense ratio 0.67%**)
Actual	$1,000.00	$1,148.54	$3.63
Hypothetical	$1,000.00	$1,021.83	$3.41

Davis Real Estate Portfolio
(annualized expense ratio 0.82%**)
Actual	$1,000.00	$967.63	$4.07
Hypothetical	$1,000.00	$1,021.07	$4.18

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements from the Adviser.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	December 31, 2013

	Shares	Value (Note 1)
COMMON STOCK – (97.81%)
CONSUMER DISCRETIONARY – (10.92%)
Automobiles & Components – (0.83%)
Harley-Davidson, Inc.	47,540	$3,291,670
Consumer Durables & Apparel – (0.41%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	885,959
Hunter Douglas N.V. (Netherlands)	16,499	746,753
		1,632,712
Media – (2.88%)
Liberty Global PLC, Series C *	78,860	6,651,841
Walt Disney Co.	62,510	4,775,764
		11,427,605
Retailing – (6.80%)
Bed Bath & Beyond Inc. *	159,565	12,812,272
CarMax, Inc. *	57,240	2,691,425
Liberty Interactive Corp., Series A *	96,334	2,827,885
Liberty Ventures, Series A *	6,479	794,487
Netflix Inc. *	5,030	1,851,820
Priceline.com Inc. *	5,120	5,950,438
		26,928,327
	Total Consumer Discretionary	43,280,314
CONSUMER STAPLES – (14.66%)
Food & Staples Retailing – (9.43%)
Costco Wholesale Corp.	132,580	15,777,683
CVS Caremark Corp.	301,658	21,589,663
		37,367,346
Food, Beverage & Tobacco – (5.23%)
Coca-Cola Co.	101,410	4,189,247
Diageo PLC, ADR (United Kingdom)	63,733	8,439,524
Heineken Holding N.V. (Netherlands)	66,921	4,233,525
Nestle S.A. (Switzerland)	5,130	375,527
Philip Morris International Inc.	40,060	3,490,428
		20,728,251
	Total Consumer Staples	58,095,597
ENERGY – (6.94%)
Canadian Natural Resources Ltd. (Canada)	278,410	9,421,394
EOG Resources, Inc.	79,550	13,351,672
Occidental Petroleum Corp.	20,880	1,985,688
Schlumberger Ltd.	30,400	2,739,344
	Total Energy	27,498,098
FINANCIALS – (37.18%)
Banks – (5.67%)
Commercial Banks – (5.67%)
Wells Fargo & Co.	494,944	22,470,458
Diversified Financials – (23.26%)
Capital Markets – (11.57%)
Ameriprise Financial, Inc.	26,370	3,033,869
Bank of New York Mellon Corp.	641,400	22,410,516
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,349,348

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2013

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	158,970	$4,133,220
Goldman Sachs Group, Inc.	9,490	1,682,198
Julius Baer Group Ltd. (Switzerland)	213,361	10,246,494
		45,855,645
Consumer Finance – (6.83%)
American Express Co.	298,359	27,070,112
Diversified Financial Services – (4.86%)
Berkshire Hathaway Inc., Class A *	68	12,097,200
JPMorgan Chase & Co.	52,918	3,094,645
Visa Inc., Class A	18,240	4,061,683
		19,253,528
		92,179,285
Insurance – (7.39%)
Multi-line Insurance – (2.73%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,693,142
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	994,148
Loews Corp.	168,830	8,144,359
		10,831,649
Property & Casualty Insurance – (3.43%)
ACE Ltd.	36,920	3,822,328
Markel Corp. *	1,290	748,651
Progressive Corp.	329,970	8,998,282
		13,569,261
Reinsurance – (1.23%)
Alleghany Corp. *	12,211	4,883,912
		29,284,822
Real Estate – (0.86%)
Brookfield Property Partners L.P.	6,429	128,194
Hang Lung Group Ltd. (Hong Kong)	643,000	3,258,824
		3,387,018
	Total Financials	147,321,583
HEALTH CARE – (6.57%)
Health Care Equipment & Services – (6.12%)
Express Scripts Holding Co. *	106,550	7,483,539
Laboratory Corp. of America Holdings *	78,140	7,139,652
UnitedHealth Group Inc.	128,150	9,649,695
		24,272,886
Pharmaceuticals, Biotechnology & Life Sciences – (0.45%)
Agilent Technologies, Inc.	30,970	1,771,174
	Total Health Care	26,044,060
INDUSTRIALS – (5.27%)
Capital Goods – (1.85%)
OCI N.V. (Netherlands)*	29,250	1,317,231
PACCAR Inc.	67,620	4,000,737
Textron Inc.	54,500	2,003,420
		7,321,388

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2013

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (1.20%)
Experian PLC (United Kingdom)	47,890	$883,440
Iron Mountain Inc.	126,674	3,844,556
		4,727,996
Transportation – (2.22%)
China Merchants Holdings International Co., Ltd. (China)	1,012,218	3,694,179
Kuehne & Nagel International AG (Switzerland)	34,733	4,559,424
Wesco Aircraft Holdings, Inc. *	25,330	555,233
		8,808,836
	Total Industrials	20,858,220
INFORMATION TECHNOLOGY – (10.78%)
Semiconductors & Semiconductor Equipment – (1.87%)
Texas Instruments Inc.	169,120	7,425,214
Software & Services – (8.51%)
Activision Blizzard, Inc.	182,970	3,261,440
Google Inc., Class A *	19,520	21,871,770
Microsoft Corp.	88,210	3,301,259
Oracle Corp.	76,900	2,942,194
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	14,310	1,174,136
Twitter, Inc. *	18,530	1,179,434
		33,730,233
Technology Hardware & Equipment – (0.40%)
Hewlett-Packard Co.	56,061	1,568,587
	Total Information Technology	42,724,034
MATERIALS – (5.49%)
Air Products and Chemicals, Inc.	73,680	8,235,950
Ecolab Inc.	42,700	4,452,329
Emerald Plantation Holdings Ltd. (China)*	112,030	16,805
Lafarge S.A. (France)	30,120	2,257,023
Martin Marietta Materials, Inc.	9,110	910,453
Monsanto Co.	35,100	4,090,905
Praxair, Inc.	13,670	1,777,510
	Total Materials	21,740,975
TOTAL COMMON STOCK – (Identified cost $187,928,984)		387,562,881
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$125,177	86,372
TOTAL CORPORATE BONDS – (Identified cost $84,373)		86,372

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	December 31, 2013

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.23%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 01/02/14, dated 12/31/13, repurchase value of $3,456,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.25%, 05/29/14-05/31/14, total market value $3,525,120)	$3,456,000	$3,456,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 01/02/14, dated 12/31/13, repurchase value of $5,381,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 01/01/27-12/01/43, total market value $5,488,620)	5,381,000	5,381,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,837,000)		8,837,000
Total Investments – (100.06%) – (Identified cost $196,850,357) – (c)		396,486,253
Liabilities Less Other Assets – (0.06%)		(235,133)
	Net Assets – (100.00%)	$396,251,120

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $994,148 or 0.25% of the Fund's net assets as of December 31, 2013.

(b)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $198,433,323. At December 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$198,183,861
Unrealized depreciation	(130,931)
Net unrealized appreciation	$198,052,930

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	December 31, 2013

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.59%)
CONSUMER DISCRETIONARY – (1.58%)
Retailing – (1.58%)
Bed Bath & Beyond Inc. *	15,900	$1,276,690
	Total Consumer Discretionary	1,276,690
CONSUMER STAPLES – (3.58%)
Food & Staples Retailing – (3.58%)
CVS Caremark Corp.	40,480	2,897,154
	Total Consumer Staples	2,897,154
ENERGY – (2.88%)
Canadian Natural Resources Ltd. (Canada)	68,790	2,327,854
	Total Energy	2,327,854
FINANCIALS – (87.50%)
Banks – (12.97%)
Commercial Banks – (12.97%)
ICICI Bank Ltd., ADR (India)	15,750	585,428
State Bank of India Ltd., GDR (India)	45,148	2,580,208
U.S. Bancorp	3,900	157,560
Wells Fargo & Co.	157,830	7,165,482
		10,488,678
Diversified Financials – (45.36%)
Capital Markets – (25.57%)
Ameriprise Financial, Inc.	13,690	1,575,034
Bank of New York Mellon Corp.	153,130	5,350,362
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,226,773
Charles Schwab Corp.	13,000	338,000
Goldman Sachs Group, Inc.	15,580	2,761,711
Julius Baer Group Ltd. (Switzerland)	92,754	4,454,438
Oaktree Capital Group LLC, Class A	50,645	2,979,952
		20,686,270
Consumer Finance – (13.14%)
American Express Co.	115,520	10,481,129
First Marblehead Corp. *	19,499	144,098
		10,625,227
Diversified Financial Services – (6.65%)
Bank of America Corp.	14,486	225,547
Cielo S.A. (Brazil)	36,720	1,021,794
Visa Inc., Class A	18,560	4,132,941
		5,380,282
		36,691,779
Insurance – (29.05%)
Multi-line Insurance – (9.86%)
American International Group, Inc.	88,600	4,523,030
Loews Corp.	71,610	3,454,466
		7,977,496
Property & Casualty Insurance – (10.22%)
Markel Corp. *	8,245	4,784,986
Progressive Corp.	127,785	3,484,697
		8,269,683

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	December 31, 2013

	Shares/Units/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (8.97%)
Alleghany Corp. *	8,663	$3,464,854
Everest Re Group, Ltd.	24,290	3,786,082
		7,250,936
		23,498,115
Real Estate – (0.12%)
Brookfield Property Partners L.P.	4,769	95,094
	Total Financials	70,773,666
INFORMATION TECHNOLOGY – (3.05%)
Software & Services – (3.05%)
Google Inc., Class A *	2,200	2,465,056
	Total Information Technology	2,465,056
TOTAL COMMON STOCK – (Identified cost $46,412,292)		79,740,420
SHORT-TERM INVESTMENTS – (1.68%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 01/02/14, dated 12/31/13, repurchase value of $533,000 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.25%, 05/29/14-05/31/14, total market value $543,660)	$533,000	533,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 01/02/14, dated 12/31/13, repurchase value of $829,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 03/01/26-12/01/43, total market value $845,580)	829,000	829,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,362,000)		1,362,000
Total Investments – (100.27%) – (Identified cost $47,774,292) – (a)		81,102,420
Liabilities Less Other Assets – (0.27%)		(221,511)
	Net Assets – (100.00%)	$80,880,909

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $48,167,061. At December 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$36,048,487
Unrealized depreciation	(3,113,128)
Net unrealized appreciation	$32,935,359

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	December 31, 2013

	Shares	Value (Note 1)
COMMON STOCK – (93.31%)
FINANCIALS – (91.52%)
Real Estate – (91.52%)
Real Estate Investment Trusts (REITs) – (84.91%)
Diversified REITs – (6.67%)
British Land Co. PLC (United Kingdom)	9,270	$96,556
Cousins Properties, Inc.	8,910	91,773
Land Securities Group PLC (United Kingdom)	7,510	119,823
Liberty Property Trust	16,180	548,016
Vornado Realty Trust	6,900	612,651
		1,468,819
Industrial REITs – (3.37%)
DCT Industrial Trust Inc.	42,210	300,957
EastGroup Properties, Inc.	7,620	441,427
		742,384
Office REITs – (14.77%)
Alexandria Real Estate Equities, Inc.	11,050	703,001
BioMed Realty Trust, Inc.	15,090	273,431
Boston Properties, Inc.	8,240	827,049
Corporate Office Properties Trust	24,410	578,273
DuPont Fabros Technology Inc.	22,500	555,975
SL Green Realty Corp.	3,400	314,092
		3,251,821
Residential REITs – (21.38%)
American Campus Communities, Inc.	34,150	1,099,971
AvalonBay Communities, Inc.	11,680	1,380,926
Campus Crest Communities, Inc.	21,270	200,151
Education Realty Trust, Inc.	54,750	482,895
Equity Lifestyle Properties, Inc.	7,530	272,812
Essex Property Trust, Inc.	5,970	856,755
Post Properties, Inc.	9,110	412,045
		4,705,555
Retail REITs – (22.58%)
Acadia Realty Trust	18,420	457,369
CBL & Associates Properties, Inc.	22,250	399,610
DDR Corp.	22,510	345,979
Federal Realty Investment Trust	6,400	649,024
General Growth Properties, Inc.	28,360	569,185
Hammerson PLC (United Kingdom)	8,770	72,904
Simon Property Group, Inc.	10,422	1,585,811
Tanger Factory Outlet Centers, Inc.	13,470	431,309
Taubman Centers, Inc.	7,160	457,667
		4,968,858
Specialized REITs – (16.14%)
American Tower Corp.	10,990	877,222
CubeSmart	27,140	432,612
EPR Properties	5,620	276,279
HCP, Inc.	6,670	242,254
Host Hotels & Resorts Inc.	29,630	576,007

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2013

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
LaSalle Hotel Properties	12,020	$370,937
Ventas, Inc.	13,580	777,863
		3,553,174
		18,690,611
Real Estate Management & Development – (6.61%)
Diversified Real Estate Activities – (1.20%)
Alexander & Baldwin Inc.	6,350	264,985
Real Estate Operating Companies – (5.41%)
Forest City Enterprises, Inc., Class A *	62,320	1,190,312
		1,455,297
	Total Financials	20,145,908
TELECOMMUNICATION SERVICES – (1.79%)
SBA Communications Corp., Class A *	4,380	393,390
	Total Telecommunication Services	393,390
TOTAL COMMON STOCK – (Identified cost $21,237,436)		20,539,298
PREFERRED STOCK – (0.45%)
FINANCIALS – (0.45%)
Real Estate – (0.45%)
Real Estate Investment Trusts (REITs) – (0.45%)
Office REITs – (0.45%)
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	98,352
TOTAL PREFERRED STOCK – (Identified cost $107,500)		98,352
CONVERTIBLE BONDS – (2.55%)
FINANCIALS – (2.55%)
Real Estate – (2.55%)
Real Estate Investment Trusts (REITs) – (1.99%)
Office REITs – (1.99%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	437,740
Real Estate Management & Development – (0.56%)
Real Estate Operating Companies – (0.56%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	124,150
	Total Financials	561,890
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		561,890

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	December 31, 2013

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.20%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 01/02/14, dated 12/31/13, repurchase value of $275,000 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.25%, 05/29/14-05/31/14, total market value $280,500)	$275,000	$275,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 01/02/14, dated 12/31/13, repurchase value of $429,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 03/01/26-08/15/43, total market value $437,580)	429,000	429,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $704,000)		704,000
Total Investments – (99.51%) – (Identified cost $22,472,936) – (b)		21,903,540
Other Assets Less Liabilities – (0.49%)		107,478
	Net Assets – (100.00%)	$22,011,018

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $437,740 or 1.99% of the Fund's net assets as of December 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $22,490,575. At December 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$808,837
Unrealized depreciation	(1,395,872)
Net unrealized depreciation	$(587,035)

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Assets and Liabilities
At December 31, 2013

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$396,486,253	$81,102,420	$21,903,540
Cash	7,252	2,302	1,737
Receivables:
Capital stock sold	27,993	5,257	16,433
Dividends and interest	432,875	11,907	129,844
Prepaid expenses	7,735	1,497	578
Total assets	396,962,108	81,123,383	22,052,132
LIABILITIES:
Payables:
Capital stock redeemed	470,136	178,175	5,094
Investment securities purchased	6,390	–	–
Accrued audit fees	14,620	12,730	12,730
Accrued custodian fees	12,000	4,100	3,500
Accrued investment advisory fees	192,134	39,428	12,861
Other accrued expenses	15,708	8,041	6,929
Total liabilities	710,988	242,474	41,114
NET ASSETS	$396,251,120	$80,880,909	$22,011,018
SHARES OUTSTANDING	29,405,287	5,363,326	2,084,383
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.48	$15.08	$10.56
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$29,405	$5,363	$2,084
Additional paid-in capital	191,511,309	47,102,477	27,337,758
Undistributed net investment income	247,985	157,259	278,850
Accumulated net realized gains (losses) from investments	4,822,802	287,694	(5,038,301)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	199,639,619	33,328,116	(569,373)
Net Assets	$396,251,120	$80,880,909	$22,011,018

*Including:
Cost of investments	$196,850,357	$47,774,292	$22,472,936

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Operations
For the year ended December 31, 2013

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
INVESTMENT INCOME:
Income:
Dividends*	$5,433,458	$1,182,752	$585,385
Interest	22,976	1,127	24,470
Total income	5,456,434	1,183,879	609,855

Expenses:
Investment advisory fees (Note 3)	2,059,689	414,268	143,950
Custodian fees	77,517	25,386	23,359
Transfer agent fees	17,768	10,580	5,897
Audit fees	21,360	18,840	18,840
Legal fees	10,795	2,150	750
Accounting fees (Note 3)	6,996	2,004	2,004
Reports to shareholders	31,365	8,031	1,350
Directors’ fees and expenses	83,778	19,163	8,577
Registration and filing fees	297	60	22
Miscellaneous	16,999	8,897	8,102
Total expenses	2,326,564	509,379	212,851
Net investment income	3,129,870	674,500	397,004

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	29,741,934	2,727,740	3,681,657
Foreign currency transactions	(6,239)	(275)	(470)
Net realized gain	29,735,695	2,727,465	3,681,187
Net change in unrealized appreciation (depreciation)	74,418,963	16,821,040	(4,288,685)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	104,154,658	19,548,505	(607,498)
Net increase (decrease) in net assets resulting from operations	$107,284,528	$20,223,005	$(210,494)

*Net of foreign taxes withheld as follows	$116,095	$34,831	$873

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2013

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$3,129,870	$674,500	$397,004
Net realized gain from investments and foreign currency transactions	29,735,695	2,727,465	3,681,187
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	74,418,963	16,821,040	(4,288,685)
Net increase (decrease) in net assets resulting from operations	107,284,528	20,223,005	(210,494)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,160,869)	(428,791)	(296,834)
Realized gains from investment transactions	(26,731,139)	–	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(26,697,277)	(6,167,879)	(5,549,967)
Total increase (decrease) in net assets	50,695,243	13,626,335	(6,057,295)

NET ASSETS:
Beginning of year	345,555,877	67,254,574	28,068,313
End of year*	$396,251,120	$80,880,909	$22,011,018

*Including undistributed net investment income of	$247,985	$157,259	$278,850

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Statements of Changes in Net Assets
For the year ended December 31, 2012

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio

OPERATIONS:
Net investment income	$5,794,285	$647,408	$421,084
Net realized gain (loss) from investments and foreign currency transactions	12,127,560	(277,010)	3,153,449
Net increase in unrealized appreciation on investments and foreign currency transactions	25,803,494	10,754,760	616,385
Net increase in net assets resulting from operations	43,725,339	11,125,158	4,190,918

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,672,379)	(1,319,573)	(285,310)
Realized gains from investment transactions	(20,797,749)	(7,861)	–
Return of capital	–	(411,358)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(23,067,869)	(2,965,665)	(62,833)
Total increase (decrease) in net assets	(5,812,658)	6,420,701	3,842,775

NET ASSETS:
Beginning of year	351,368,535	60,833,873	24,225,538
End of year*	$345,555,877	$67,254,574	$28,068,313

*Including undistributed (overdistributed) net investment income of	$270,037	$(8,925)	$179,150

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Davis Variable Account Fund, Inc. (a Maryland corporation), consists of three series of funds, Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (collectively “Funds”). Davis Value Portfolio and Davis Financial Portfolio are registered under the Investment Company Act of 1940 (“40 Act”), as amended, as diversified, open-end management investment companies. Davis Real Estate Portfolio is registered under the 40 Act, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Funds. The Funds account separately for the assets, liabilities, and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2013 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$43,280,314	$1,276,690	$–
Consumer Staples	58,095,597	2,897,154	–
Energy	27,498,098	2,327,854	–
Financials	147,321,583	70,773,666	20,244,260
Health Care	26,044,060	–	–
Industrials	20,858,220	–	–
Information Technology	42,724,034	2,465,056	–
Materials	21,724,170	–	–
Telecommunication Services	–	–	393,390
Total Level 1	387,546,076	79,740,420	20,637,650

Level 2 – Other Significant Observable Inputs:
Equity securities:
Materials	16,805	–	–
Convertible debt securities	–	–	561,890
Corporate debt securities	86,372	–	–
Short-term securities	8,837,000	1,362,000	704,000
Total Level 2	8,940,177	1,362,000	1,265,890

Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–
Total Investments	$396,486,253	$81,102,420	$21,903,540

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$1,632,712	$–	$–
Consumer Staples	4,609,052	–	–
Financials	13,505,318	7,034,646	–
Industrials	8,253,603	–	–
Total	$28,000,685	$7,034,646	$–

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2013.

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2013, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

During the year ended December 31, 2013, Davis Financial Portfolio utilized $2,120,000 in capital loss carryforwards and thus did not have unused capital loss carryforwards available for federal income tax purposes at the end of the year. At December 31, 2013, Davis Real Estate Portfolio had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss
Carryforwards
Expiring
12/31/2017	$5,021,000

Utilized in 2013	$3,623,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2013, for Davis Value Portfolio, amounts have been reclassified to reflect an increase in undistributed net investment income of $8,947 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions; for Davis Financial Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $79,525, an increase in accumulated net realized gains from investments and foreign currency transactions of $78,591, and an increase in additional paid-in capital of $934; for Davis Real Estate Portfolio, amounts have been reclassified to reflect a decrease in undistributed net investment income of $470 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions. The Funds’ net assets have not been affected by these reclassifications.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Value Portfolio
2013	$4,823,050	$25,068,958	$–	$29,892,008
2012	6,508,617	19,961,511	–	26,470,128

Davis Financial Portfolio
2013	428,791	–	–	428,791
2012	1,327,434	–	411,358	1,738,792

Davis Real Estate Portfolio
2013	296,834	–	–	296,834
2012	285,310	–	–	285,310

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Davis Value Portfolio	Davis Financial Portfolio	Davis Real Estate Portfolio
Undistributed net investment income	$310,791	$168,357	$282,748
Accumulated net realized losses from investments and foreign currency transactions	–	–	(5,020,665)
Undistributed long-term capital gains	6,405,756	680,463	–
Net unrealized appreciation (depreciation) on investments	198,056,655	32,935,347	(587,012)
Total	$204,773,202	$33,784,167	$(5,324,929)

Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2013 were as follows:

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Cost of purchases	$37,436,909	$1,235,344	$17,883,144
Proceeds from sales	84,270,078	7,580,228	22,116,310

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2013 for Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio amounted to $6,996, $2,004, and $2,004, respectively.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 4 - CAPITAL STOCK

At December 31, 2013, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Davis Value Portfolio
Shares:	977,891	2,230,747	(5,424,748)	(2,216,110)
Value:	$12,415,959	$29,892,008	$(69,005,244)	$(26,697,277)

Davis Financial Portfolio
Shares:	459,945	28,682	(948,654)	(460,027)
Value:	$6,097,514	$428,791	$(12,694,184)	$(6,167,879)

Davis Real Estate Portfolio
Shares:	137,016	27,298	(671,030)	(506,716)
Value:	$1,523,175	$296,834	$(7,369,976)	$(5,549,967)

	Year ended December 31, 2012
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease
Davis Value Portfolio
Shares:	1,326,778	2,432,916	(5,700,620)	(1,940,926)
Value:	$14,903,812	$26,470,128	$(64,441,809)	$(23,067,869)

Davis Financial Portfolio
Shares:	467,120	151,992	(894,192)	(275,080)
Value:	$5,235,219	$1,738,792	$(9,939,676)	$(2,965,665)

Davis Real Estate Portfolio
Shares:	541,162	26,978	(571,811)	(3,671)
Value:	$5,635,306	$285,310	$(5,983,449)	$(62,833)

NOTE 5 - BANK BORROWINGS

Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Funds had no borrowings during the year ended December 31, 2013.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

Each Fund designates the following amounts distributed during the calendar year ended December 31, 2013, as dividends eligible for the corporate dividends-received deduction and long-term capital gain distributions.

	Davis Value Portfolio	Davis Financial Portfolio		Davis Real Estate Portfolio

Income dividends	$4,823,050	$428,791		$296,834
Income qualifying for corporate dividends-received deduction	$4,051,745 84%	$428,791 100%	$	– –%
Long-term capital gain distributions	$25,068,958	$–		$–

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights
DAVIS VALUE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.93	$10.47	$11.97	$10.75	$8.26

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.20	0.13	0.11	0.08
Net Realized and Unrealized Gains (Losses)	3.53	1.16	(0.63)	1.26	2.49
Total from Investment Operations	3.65	1.36	(0.50)	1.37	2.57

Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.19)	(0.10)	(0.15)	(0.08)
Distributions from Realized Gains	(0.98)	(0.71)	(0.90)	–	–
Total Dividends and Distributions	(1.10)	(0.90)	(1.00)	(0.15)	(0.08)
Net Asset Value, End of Period	$13.48	$10.93	$10.47	$11.97	$10.75

Total Returna	33.43%	13.08%	(4.18)%	12.76%	31.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$396,251	$345,556	$351,369	$472,734	$519,404
Ratio of Expenses to Average Net Assets:
Gross	0.62%	0.64%	0.63%	0.63%	0.71%
Netb	0.62%	0.64%	0.63%	0.63%	0.71%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.63%	1.15%	1.03%	0.97%
Portfolio Turnover Ratec	10%	10%	13%	21%	20%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS FINANCIAL PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.55	$9.98	$11.00	$9.98	$7.12

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.12	0.14	0.12	0.05
Net Realized and Unrealized Gains (Losses)	3.48	1.75	(1.01)	0.99	2.88
Total from Investment Operations	3.61	1.87	(0.87)	1.11	2.93

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.23)	(0.15)	(0.09)	(0.07)
Distributions from Realized Gains	–	–a	–	–	–
Return of Capital	–	(0.07)	–	–	–
Total Dividends and Distributions	(0.08)	(0.30)	(0.15)	(0.09)	(0.07)
Net Asset Value, End of Period	$15.08	$11.55	$9.98	$11.00	$9.98

Total Returnb	31.26%	18.83%	(7.96)%	11.10%	41.18	%c

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$80,881	$67,255	$60,834	$82,403	$87,837
Ratio of Expenses to Average Net Assets:
Gross	0.68%	0.69%	0.69%	0.69%	0.78%
Netd	0.68%	0.69%	0.69%	0.69%	0.78%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.98%	0.99%	0.99%	0.67%
Portfolio Turnover Ratee	2%	16%	11%	2%	10%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Financial Highlights – (Continued)
DAVIS REAL ESTATE PORTFOLIO

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.83	$9.34	$8.69	$7.40	$5.80

Income (Loss) from Investment Operations:
Net Investment Income	0.19	0.16	0.14	0.13	0.16
Net Realized and Unrealized Gains (Losses)	(0.33)	1.44	0.63	1.31	1.60
Total from Investment Operations	(0.14)	1.60	0.77	1.44	1.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Total Dividends and Distributions	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Net Asset Value, End of Period	$10.56	$10.83	$9.34	$8.69	$7.40

Total Returna	(1.32)%	17.15%	8.89%	19.70%	31.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,011	$28,068	$24,226	$25,269	$23,566
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.77%	0.81%	0.81%	0.98%
Netb	0.81%	0.77%	0.81%	0.81%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.55%	1.50%	1.58%	2.81%
Portfolio Turnover Ratec	73%	51%	75%	43%	70%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

DAVIS VARIABLE ACCOUNT FUND, INC.	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statements of assets and liabilities of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio (each a series of Davis Variable Account Fund, Inc.), including the schedules of investments, as of December 31, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio, Davis Financial Portfolio, and Davis Real Estate Portfolio as of December 31, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2014

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron Co.,
N.V. (industrial construction
and engineering); Director,
Fifth Third Bancorp
(diversified financial services).

DAVIS VARIABLE ACCOUNT FUND, INC.	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer since 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS VARIABLE ACCOUNT FUND, INC.

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Variable Account Fund, Inc., including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisfunds.com. Quarterly Fact Sheets are available on the Funds’ website at www.davisfunds.com.

DAVIS VALUE PORTFOLIO	Table of Contents

Management's Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Notes to Financial Statements	14

Federal Income Tax Information	18

Financial Highlights	19

Report of Independent Registered Public Accounting Firm	20

Directors and Officers	21

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Value Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Value Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Value Portfolio delivered a total return on net asset value of 33.43% for the year ended December 31, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 32.39%. Every sector1 in the Index delivered positive returns. The sectors within the Index that turned in the strongest performance over the year were Consumer Discretionary and Health Care. The sectors within the Index that turned in the weakest (but still positive) performance over the year were Telecommunication Services and Utilities.

The Portfolio’s Absolute Performance

The Portfolio had a significant percentage of assets invested in Financial companies over the year. Financial companies were the most important contributor2 to the Portfolio’s absolute performance over the year. American Express3, Wells Fargo, Bank of New York Mellon, and Berkshire Hathaway were among the most important contributors to performance. Hang Lung Group and Brookfield Property Partners were among the most important detractors from performance.

Consumer Discretionary companies were the second most important contributor to the Portfolio’s absolute performance. Bed Bath & Beyond and Netflix were among the most important contributors to performance.

Information Technology companies were also an important contributor to the Portfolio’s absolute performance. Google was among the most important contributors to performance. International Business Machines was among the most important detractors from performance. The Portfolio no longer owns International Business Machines.

Other important contributors to the Portfolio’s absolute performance included CVS Caremark, EOG Resources, and Costco Wholesale. Other important detractors from the Portfolio’s absolute performance included Potash Corp. of Saskatchewan, Rio Tinto, Laboratory Corp. of America Holdings, America Movil, and BHP Billiton. The Portfolio no longer owns Potash Corp. of Saskatchewan, Rio Tinto, America Movil, or BHP Billiton.

The Portfolio had approximately 15% of its net assets invested in foreign companies at December 31, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

Information Technology companies were the most important contributor to the Portfolio’s performance relative to the Index over the year. The Portfolio’s Information Technology companies out-performed the corresponding sector within the Index. The Portfolio also benefited from having a lower average weighting than the Index.

Financial companies were the second most important contributor to the Portfolio’s relative performance. The Portfolio’s Financial companies out-performed the corresponding sector within the Index and benefited from having a higher average weighting than the Index.

Industrial companies were the most important detractor from the Portfolio’s relative performance. The Portfolio’s Industrial companies under-performed the corresponding sector within the Index. The Portfolio’s relative performance was reduced by a lower average weighting than the Index.

Health Care companies were the second most important detractor from the Portfolio’s relative performance. The Portfolio’s Health Care companies under-performed the corresponding sector within the Index. The Portfolio’s relative performance was also reduced by a lower average weighting than the Index in this stronger performing sector.

Davis Value Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Value Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk,  financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS VALUE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Value Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2003

Average Annual Total Return for periods ended December 31, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Value Portfolio	33.43%	16.42%	6.56%	5.12%	0.62%	0.62%
Standard & Poor’s 500® Index	32.39%	17.94%	7.41%	3.96%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Value Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS VALUE PORTFOLIO	Fund Overview
December 31, 2013

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/13 Net Assets)		(% of 12/31/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	83.03%	Diversified Financials	23.78%	8.44%
Common Stock (Foreign)	14.78%	Information Technology	11.02%	18.63%
Corporate Bonds (Foreign)	0.02%	Food & Staples Retailing	9.64%	2.34%
Short-Term Investments	2.23%	Insurance	7.55%	3.01%
Other Assets & Liabilities	(0.06)%	Energy	7.09%	10.28%
	100.00%	Retailing	6.95%	4.48%
		Health Care	6.72%	12.95%
		Banks	5.80%	2.85%
		Materials	5.63%	3.50%
		Food, Beverage & Tobacco	5.35%	5.26%
		Media	2.95%	3.71%
		Transportation	2.27%	1.97%
		Other	2.14%	13.61%
		Capital Goods	1.89%	8.29%
		Commercial & Professional Services	1.22%	0.68%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/13 Net Assets)

American Express Co.	Consumer Finance	6.83%
Wells Fargo & Co.	Commercial Banks	5.67%
Bank of New York Mellon Corp.	Capital Markets	5.66%
Google Inc., Class A	Software & Services	5.52%
CVS Caremark Corp.	Food & Staples Retailing	5.45%
Costco Wholesale Corp.	Food & Staples Retailing	3.98%
EOG Resources, Inc.	Energy	3.37%
Bed Bath & Beyond Inc.	Retailing	3.23%
Berkshire Hathaway Inc., Class A	Diversified Financial Services	3.05%
Julius Baer Group Ltd.	Capital Markets	2.59%

4

DAVIS VALUE PORTFOLIO	Fund Overview – (Continued)
December 31, 2013

New Positions Added (01/01/13-12/31/13)
(Highlighted positions are those greater than 1.00% of the Fund’s 12/31/13 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/13 Net Assets
Experian PLC	Commercial & Professional Services	09/05/13	0.22%
Lafarge S.A.	Materials	08/28/13	0.57%
Liberty Global PLC, Series C	Media	06/03/13	1.68%
OCI N.V.	Capital Goods	09/18/13	0.33%
Priceline.com Inc.	Retailing	08/01/13	1.50%
Qihoo 360 Technology Co. Ltd., Class A, ADR	Software & Services	12/18/13	0.30%
Schneider Electric S.A.	Capital Goods	01/07/13	–
Textron Inc.	Capital Goods	07/05/13	0.51%
Twitter, Inc.	Software & Services	11/07/13	0.30%
UnitedHealth Group Inc.	Health Care Equipment & Services	01/29/13	2.44%
Wesco Aircraft Holdings, Inc.	Transportation	08/08/13	0.14%

Positions Closed (01/01/13-12/31/13)
(Gains and losses greater than $400,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
America Movil S.A.B. de C.V., Series L, ADR	Telecommunication Services	09/13/13	$(116,016)
Aon PLC	Insurance Brokers	05/08/13	161,510
BHP Billiton PLC	Materials	05/15/13	682,196
CME Group Inc.	Diversified Financial Services	07/16/13	359,127
Devon Energy Corp.	Energy	07/02/13	1,918,218
Emerson Electric Co.	Capital Goods	09/09/13	337,943
Everest Re Group, Ltd.	Reinsurance	07/26/13	267,140
Groupon, Inc.	Retailing	06/20/13	(395,667)
Grupo Televisa S.A.B., ADR	Media	11/25/13	447,127
Intel Corp.	Semiconductors & Semiconductor
	Equipment	09/24/13	10,936
International Business Machines Corp.	Software & Services	09/09/13	(24,727)
Natura Cosmeticos S.A.	Household & Personal Products	02/25/13	351,618
Pfizer Inc.	Pharmaceuticals, Biotechnology &
	Life Sciences	01/17/13	557,944
Potash Corp. of Saskatchewan Inc.	Materials	09/10/13	(141,380)
Rio Tinto PLC	Materials	05/22/13	229,202
Schneider Electric S.A.	Capital Goods	09/05/13	33,453
Sino-Forest Corp., Conv. Sr. Notes,
5.00%, 08/01/13	Materials	01/30/13	(626,060)
Sysco Corp.	Food & Staples Retailing	09/06/13	114,688
Tiffany & Co.	Retailing	07/12/13	318,717
Transocean Ltd.	Energy	09/06/13	640,353
Unilever N.V., NY Shares	Food, Beverage & Tobacco	05/15/13	368,436

5

DAVIS VALUE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (07/01/13-12/31/13)

Actual	$1,000.00	$1,165.75	$3.38
Hypothetical	$1,000.00	$1,022.08	$3.16

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.62%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS VALUE PORTFOLIO	Schedule of Investments
December 31, 2013

	Shares	Value (Note 1)
COMMON STOCK – (97.81%)
CONSUMER DISCRETIONARY – (10.92%)
Automobiles & Components – (0.83%)
Harley-Davidson, Inc.	47,540	$3,291,670
Consumer Durables & Apparel – (0.41%)
Compagnie Financiere Richemont S.A., Unit A (Switzerland)	8,900	885,959
Hunter Douglas N.V. (Netherlands)	16,499	746,753
		1,632,712
Media – (2.88%)
Liberty Global PLC, Series C *	78,860	6,651,841
Walt Disney Co.	62,510	4,775,764
		11,427,605
Retailing – (6.80%)
Bed Bath & Beyond Inc. *	159,565	12,812,272
CarMax, Inc. *	57,240	2,691,425
Liberty Interactive Corp., Series A *	96,334	2,827,885
Liberty Ventures, Series A *	6,479	794,487
Netflix Inc. *	5,030	1,851,820
Priceline.com Inc. *	5,120	5,950,438
		26,928,327
	Total Consumer Discretionary	43,280,314
CONSUMER STAPLES – (14.66%)
Food & Staples Retailing – (9.43%)
Costco Wholesale Corp.	132,580	15,777,683
CVS Caremark Corp.	301,658	21,589,663
		37,367,346
Food, Beverage & Tobacco – (5.23%)
Coca-Cola Co.	101,410	4,189,247
Diageo PLC, ADR (United Kingdom)	63,733	8,439,524
Heineken Holding N.V. (Netherlands)	66,921	4,233,525
Nestle S.A. (Switzerland)	5,130	375,527
Philip Morris International Inc.	40,060	3,490,428
		20,728,251
	Total Consumer Staples	58,095,597
ENERGY – (6.94%)
Canadian Natural Resources Ltd. (Canada)	278,410	9,421,394
EOG Resources, Inc.	79,550	13,351,672
Occidental Petroleum Corp.	20,880	1,985,688
Schlumberger Ltd.	30,400	2,739,344
	Total Energy	27,498,098
FINANCIALS – (37.18%)
Banks – (5.67%)
Commercial Banks – (5.67%)
Wells Fargo & Co.	494,944	22,470,458
Diversified Financials – (23.26%)
Capital Markets – (11.57%)
Ameriprise Financial, Inc.	26,370	3,033,869
Bank of New York Mellon Corp.	641,400	22,410,516
Brookfield Asset Management Inc., Class A (Canada)	112,010	4,349,348

7

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2013

	Shares/Units	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Capital Markets – (Continued)
Charles Schwab Corp.	158,970	$4,133,220
Goldman Sachs Group, Inc.	9,490	1,682,198
Julius Baer Group Ltd. (Switzerland)	213,361	10,246,494
		45,855,645
Consumer Finance – (6.83%)
American Express Co.	298,359	27,070,112
Diversified Financial Services – (4.86%)
Berkshire Hathaway Inc., Class A *	68	12,097,200
JPMorgan Chase & Co.	52,918	3,094,645
Visa Inc., Class A	18,240	4,061,683
		19,253,528
		92,179,285
Insurance – (7.39%)
Multi-line Insurance – (2.73%)
Fairfax Financial Holdings Ltd. (Canada)	4,230	1,693,142
Fairfax Financial Holdings Ltd., 144A (Canada)(a)	2,490	994,148
Loews Corp.	168,830	8,144,359
		10,831,649
Property & Casualty Insurance – (3.43%)
ACE Ltd.	36,920	3,822,328
Markel Corp. *	1,290	748,651
Progressive Corp.	329,970	8,998,282
		13,569,261
Reinsurance – (1.23%)
Alleghany Corp. *	12,211	4,883,912
		29,284,822
Real Estate – (0.86%)
Brookfield Property Partners L.P.	6,429	128,194
Hang Lung Group Ltd. (Hong Kong)	643,000	3,258,824
		3,387,018
	Total Financials	147,321,583
HEALTH CARE – (6.57%)
Health Care Equipment & Services – (6.12%)
Express Scripts Holding Co. *	106,550	7,483,539
Laboratory Corp. of America Holdings *	78,140	7,139,652
UnitedHealth Group Inc.	128,150	9,649,695
		24,272,886
Pharmaceuticals, Biotechnology & Life Sciences – (0.45%)
Agilent Technologies, Inc.	30,970	1,771,174
	Total Health Care	26,044,060
INDUSTRIALS – (5.27%)
Capital Goods – (1.85%)
OCI N.V. (Netherlands)*	29,250	1,317,231
PACCAR Inc.	67,620	4,000,737
Textron Inc.	54,500	2,003,420
		7,321,388

8

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2013

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Commercial & Professional Services – (1.20%)
Experian PLC (United Kingdom)	47,890	$883,440
Iron Mountain Inc.	126,674	3,844,556
		4,727,996
Transportation – (2.22%)
China Merchants Holdings International Co., Ltd. (China)	1,012,218	3,694,179
Kuehne & Nagel International AG (Switzerland)	34,733	4,559,424
Wesco Aircraft Holdings, Inc. *	25,330	555,233
		8,808,836
	Total Industrials	20,858,220
INFORMATION TECHNOLOGY – (10.78%)
Semiconductors & Semiconductor Equipment – (1.87%)
Texas Instruments Inc.	169,120	7,425,214
Software & Services – (8.51%)
Activision Blizzard, Inc.	182,970	3,261,440
Google Inc., Class A *	19,520	21,871,770
Microsoft Corp.	88,210	3,301,259
Oracle Corp.	76,900	2,942,194
Qihoo 360 Technology Co. Ltd., Class A, ADR (China)*	14,310	1,174,136
Twitter, Inc. *	18,530	1,179,434
		33,730,233
Technology Hardware & Equipment – (0.40%)
Hewlett-Packard Co.	56,061	1,568,587
	Total Information Technology	42,724,034
MATERIALS – (5.49%)
Air Products and Chemicals, Inc.	73,680	8,235,950
Ecolab Inc.	42,700	4,452,329
Emerald Plantation Holdings Ltd. (China)*	112,030	16,805
Lafarge S.A. (France)	30,120	2,257,023
Martin Marietta Materials, Inc.	9,110	910,453
Monsanto Co.	35,100	4,090,905
Praxair, Inc.	13,670	1,777,510
	Total Materials	21,740,975
TOTAL COMMON STOCK – (Identified cost $187,928,984)		387,562,881
CORPORATE BONDS – (0.02%)
MATERIALS – (0.02%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%/8.00%, 01/30/20 (China)(b)	$125,177	86,372
TOTAL CORPORATE BONDS – (Identified cost $84,373)		86,372

9

DAVIS VALUE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2013

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (2.23%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 01/02/14, dated 12/31/13, repurchase value of $3,456,002 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.25%, 05/29/14-05/31/14, total market value $3,525,120)	$3,456,000	$3,456,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 01/02/14, dated 12/31/13, repurchase value of $5,381,006 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 01/01/27-12/01/43, total market value $5,488,620)	5,381,000	5,381,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,837,000)		8,837,000
Total Investments – (100.06%) – (Identified cost $196,850,357) – (c)		396,486,253
Liabilities Less Other Assets – (0.06%)		(235,133)
	Net Assets – (100.00%)	$396,251,120

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $994,148 or 0.25% of the Fund's net assets as of December 31, 2013.

(b)
Represents a PIK Toggle Note: PIK (Pay-In-Kind) toggle notes pay interest in cash at one rate or, at the company's option, pay interest in additional PIK toggle notes. The interest paid in additional notes is set at a higher rate than the cash interest rate.

(c)	Aggregate cost for federal income tax purposes is $198,433,323. At December 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$198,183,861
Unrealized depreciation	(130,931)
Net unrealized appreciation	$198,052,930

See Notes to Financial Statements

10

DAVIS VALUE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2013

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$396,486,253
Cash	7,252
Receivables:
Capital stock sold	27,993
Dividends and interest	432,875
Prepaid expenses	7,735
Total assets	396,962,108
LIABILITIES:
Payables:
Capital stock redeemed	470,136
Investment securities purchased	6,390
Accrued investment advisory fee	192,134
Other accrued expenses	42,328
Total liabilities	710,988
NET ASSETS	$396,251,120
SHARES OUTSTANDING	29,405,287
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$13.48
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$29,405
Additional paid-in capital	191,511,309
Undistributed net investment income	247,985
Accumulated net realized gains from investments	4,822,802
Net unrealized appreciation on investments and foreign currency transactions	199,639,619
Net Assets	$396,251,120

*Including:
Cost of Investments	$196,850,357

See Notes to Financial Statements

11

DAVIS VALUE PORTFOLIO	Statement of Operations
For the year ended December 31, 2013

INVESTMENT INCOME:
Income:
Dividends*		$5,433,458
Interest		22,976
Total income		5,456,434

Expenses:
Investment advisory fees (Note 3)	$2,059,689
Custodian fees	77,517
Transfer agent fees	17,768
Audit fees	21,360
Legal fees	10,795
Accounting fees (Note 3)	6,996
Reports to shareholders	31,365
Directors’ fees and expenses	83,778
Registration and filing fees	297
Miscellaneous	16,999
Total expenses		2,326,564
Net investment income		3,129,870

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		29,741,934
Foreign currency transactions		(6,239)
Net realized gain		29,735,695
Net increase in unrealized appreciation		74,418,963
Net realized and unrealized gain on investments and foreign currency transactions		104,154,658
Net increase in net assets resulting from operations		$107,284,528

*Net of foreign taxes withheld as follows		$116,095

See Notes to Financial Statements

12

DAVIS VALUE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2013	2012

OPERATIONS:
Net investment income	$3,129,870	$5,794,285
Net realized gain from investments and foreign currency transactions	29,735,695	12,127,560
Net increase in unrealized appreciation on investments and foreign currency transactions	74,418,963	25,803,494
Net increase in net assets resulting from operations	107,284,528	43,725,339

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,160,869)	(5,672,379)
Realized gains from investment transactions	(26,731,139)	(20,797,749)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(26,697,277)	(23,067,869)
Total increase (decrease) in net assets	50,695,243	(5,812,658)

NET ASSETS:
Beginning of year	345,555,877	351,368,535
End of year*	$396,251,120	$345,555,877

*Including undistributed net investment income of	$247,985	$270,037

See Notes to Financial Statements

13

DAVIS VALUE PORTFOLIO	Notes to Financial Statements
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

14

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$43,280,314	$–	$–	$43,280,314
Consumer Staples	58,095,597	–	–	58,095,597
Energy	27,498,098	–	–	27,498,098
Financials	147,321,583	–	–	147,321,583
Health Care	26,044,060	–	–	26,044,060
Industrials	20,858,220	–	–	20,858,220
Information Technology	42,724,034	–	–	42,724,034
Materials	21,724,170	16,805	–	21,740,975
Corporate debt securities	–	86,372	–	86,372
Short-term securities	–	8,837,000	–	8,837,000
Total Investments	$387,546,076	$8,940,177	$–	$396,486,253

Level 2 to Level 1 Transfers*:
Consumer Discretionary	$1,632,712
Consumer Staples	4,609,052
Financials	13,505,318
Industrials	8,253,603
Total	$28,000,685

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

15

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2013, amounts have been reclassified to reflect an increase in undistributed net investment income of $8,947 and a corresponding decrease in accumulated net realized gains from investments and foreign currency transactions. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 was as follows:

	2013	2012
Ordinary income	$4,823,050	$6,508,617
Long-term capital gain	25,068,958	19,961,511
Total	$29,892,008	$26,470,128

16

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$310,791
Undistributed long-term capital gains	6,405,756
Net unrealized appreciation on investments	198,056,655
Total	$204,773,202

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2013 were $37,436,909 and $84,270,078, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2013 amounted to $6,996.

17

DAVIS VALUE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 4 - CAPITAL STOCK

At December 31, 2013, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	977,891	2,230,747	(5,424,748)	(2,216,110)
Value:	$12,415,959	$29,892,008	$(69,005,244)	$(26,697,277)

	Year ended December 31, 2012
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	1,326,778	2,432,916	(5,700,620)	(1,940,926)
Value:	$14,903,812	$26,470,128	$(64,441,809)	$(23,067,869)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2013.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2013, the Fund declared and paid long-term capital gain distributions in the amount of $25,068,958.

During the calendar year ended December 31, 2013, $4,823,050 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $4,051,745 or 84% as income qualifying for the corporate dividends-received deduction.

18

DAVIS VALUE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.93	$10.47	$11.97	$10.75	$8.26

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.20	0.13	0.11	0.08
Net Realized and Unrealized Gains (Losses)	3.53	1.16	(0.63)	1.26	2.49
Total from Investment Operations	3.65	1.36	(0.50)	1.37	2.57

Dividends and Distributions:
Dividends from Net Investment Income	(0.12)	(0.19)	(0.10)	(0.15)	(0.08)
Distributions from Realized Gains	(0.98)	(0.71)	(0.90)	–	–
Total Dividends and Distributions	(1.10)	(0.90)	(1.00)	(0.15)	(0.08)
Net Asset Value, End of Period	$13.48	$10.93	$10.47	$11.97	$10.75

Total Returna	33.43%	13.08%	(4.18)%	12.76%	31.16%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$396,251	$345,556	$351,369	$472,734	$519,404
Ratio of Expenses to Average Net Assets:
Gross	0.62%	0.64%	0.63%	0.63%	0.71%
Netb	0.62%	0.64%	0.63%	0.63%	0.71%
Ratio of Net Investment Income to Average Net Assets	0.84%	1.63%	1.15%	1.03%	0.97%
Portfolio Turnover Ratec	10%	10%	13%	21%	20%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

19

DAVIS VALUE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Value Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Value Portfolio as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2014

20

DAVIS VALUE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron Co.,
N.V. (industrial construction
and engineering); Director,
Fifth Third Bancorp
(diversified financial services).

21

DAVIS VALUE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer effective 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

22

DAVIS VALUE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Value Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS FINANCIAL PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Notes to Financial Statements	11

Federal Income Tax Information	15

Financial Highlights	16

Report of Independent Registered Public Accounting Firm	17

Directors and Officers	18

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Financial Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Financial Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Financial Portfolio delivered a total return on net asset value of 31.26% for the year ended December 31, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 32.39%.

The Portfolio’s Absolute Performance

Diversified Financial companies were the most important contributor1 to the Portfolio’s absolute performance over the year. American Express2, Bank of New York Mellon, Visa, and Julius Baer Group were among the most important contributors to performance. First Marblehead was among the most important detractors from performance.

Insurance companies were the second most important contributor to the Portfolio’s absolute performance. American International Group, Markel, and Everest Re Group were among the most important contributors to performance.

Banking companies also made positive contributions to the Portfolio’s absolute performance. Wells Fargo was among the most important contributors to performance. State Bank of India and ICICI Bank were among the most important detractors from performance.

Another important detractor from the Portfolio’s performance was Brookfield Property Partners.

The Portfolio had approximately 18% of its net assets invested in foreign companies at December 31, 2013. As a whole, those companies under-performed the domestic companies held by the Portfolio.

The Portfolio’s Relative Performance

The Portfolio under-performed the Index over the year. The Portfolio’s Financial holdings under-performed the corresponding sector3 within the Index. The Portfolio also had a limited amount of assets invested in other sectors, which contributed to the Portfolio’s overall performance versus the Index.

The Portfolio’s Diversified Financial holdings out-performed the corresponding industry group within the Index. Industry groups in which the Portfolio’s holdings under-performed the corresponding industry groups within the Index were: Banking and Insurance.

Davis Financial Portfolio’s investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. Davis Financial Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, depositary receipts risk, concentrated portfolio risk, focused portfolio risk, interest rate sensitivity risk, credit risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

1     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

2     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

3     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2

DAVIS FINANCIAL PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Financial Portfolio versus the Standard & Poor’s 500® Index over 10 years for an investment made on December 31, 2003

Average Annual Total Return for periods ended December 31, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Financial Portfolio	31.26%	17.63%	4.86%	4.62%	0.68%	0.68%
Standard & Poor’s 500® Index	32.39%	17.94%	7.41%	3.96%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Financial Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS FINANCIAL PORTFOLIO	Fund Overview
December 31, 2013

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/13 Net Assets)		(% of 12/31/13 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.04%	Diversified Financials	46.02%	8.44%
Common Stock (Foreign)	17.55%	Insurance	29.47%	3.01%
Short-Term Investments	1.68%	Banks	13.15%	2.85%
Other Assets & Liabilities	(0.27)%	Food & Staples Retailing	3.63%	2.34%
	100.00%	Information Technology	3.09%	18.63%
		Energy	2.92%	10.28%
		Retailing	1.60%	4.48%
		Real Estate	0.12%	1.88%
		Health Care	–	12.95%
		Capital Goods	–	8.29%
		Other	–	26.85%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/13 Net Assets)

American Express Co.	Consumer Finance	12.96%
Wells Fargo & Co.	Commercial Banks	8.86%
Bank of New York Mellon Corp.	Capital Markets	6.62%
Markel Corp.	Property & Casualty Insurance	5.91%
American International Group, Inc.	Multi-line Insurance	5.59%
Julius Baer Group Ltd.	Capital Markets	5.51%
Visa Inc., Class A	Diversified Financial Services	5.11%
Everest Re Group, Ltd.	Reinsurance	4.68%
Progressive Corp.	Property & Casualty Insurance	4.31%
Alleghany Corp.	Reinsurance	4.29%

New Positions Added (01/01/13-12/31/13)
NONE

Positions Closed (01/01/13-12/31/13)
(Gains and losses greater than $300,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
ACE Ltd.	Property & Casualty Insurance	08/26/13	$325,959
Toronto-Dominion Bank	Commercial Banks	08/26/13	(63,314)

4

DAVIS FINANCIAL PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (07/01/13-12/31/13)

Actual	$1,000.00	$1,148.54	$3.63
Hypothetical	$1,000.00	$1,021.83	$3.41

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.67%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments
December 31, 2013

	Shares/Units	Value (Note 1)
COMMON STOCK – (98.59%)
CONSUMER DISCRETIONARY – (1.58%)
Retailing – (1.58%)
Bed Bath & Beyond Inc. *	15,900	$1,276,690
	Total Consumer Discretionary	1,276,690
CONSUMER STAPLES – (3.58%)
Food & Staples Retailing – (3.58%)
CVS Caremark Corp.	40,480	2,897,154
	Total Consumer Staples	2,897,154
ENERGY – (2.88%)
Canadian Natural Resources Ltd. (Canada)	68,790	2,327,854
	Total Energy	2,327,854
FINANCIALS – (87.50%)
Banks – (12.97%)
Commercial Banks – (12.97%)
ICICI Bank Ltd., ADR (India)	15,750	585,428
State Bank of India Ltd., GDR (India)	45,148	2,580,208
U.S. Bancorp	3,900	157,560
Wells Fargo & Co.	157,830	7,165,482
		10,488,678
Diversified Financials – (45.36%)
Capital Markets – (25.57%)
Ameriprise Financial, Inc.	13,690	1,575,034
Bank of New York Mellon Corp.	153,130	5,350,362
Brookfield Asset Management Inc., Class A (Canada)	83,100	3,226,773
Charles Schwab Corp.	13,000	338,000
Goldman Sachs Group, Inc.	15,580	2,761,711
Julius Baer Group Ltd. (Switzerland)	92,754	4,454,438
Oaktree Capital Group LLC, Class A	50,645	2,979,952
		20,686,270
Consumer Finance – (13.14%)
American Express Co.	115,520	10,481,129
First Marblehead Corp. *	19,499	144,098
		10,625,227
Diversified Financial Services – (6.65%)
Bank of America Corp.	14,486	225,547
Cielo S.A. (Brazil)	36,720	1,021,794
Visa Inc., Class A	18,560	4,132,941
		5,380,282
		36,691,779
Insurance – (29.05%)
Multi-line Insurance – (9.86%)
American International Group, Inc.	88,600	4,523,030
Loews Corp.	71,610	3,454,466
		7,977,496
Property & Casualty Insurance – (10.22%)
Markel Corp. *	8,245	4,784,986
Progressive Corp.	127,785	3,484,697
		8,269,683

6

DAVIS FINANCIAL PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2013

	Shares/Units/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Reinsurance – (8.97%)
Alleghany Corp. *	8,663	$3,464,854
Everest Re Group, Ltd.	24,290	3,786,082
		7,250,936
		23,498,115
Real Estate – (0.12%)
Brookfield Property Partners L.P.	4,769	95,094
	Total Financials	70,773,666
INFORMATION TECHNOLOGY – (3.05%)
Software & Services – (3.05%)
Google Inc., Class A *	2,200	2,465,056
	Total Information Technology	2,465,056
TOTAL COMMON STOCK – (Identified cost $46,412,292)		79,740,420
SHORT-TERM INVESTMENTS – (1.68%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 01/02/14, dated 12/31/13, repurchase value of $533,000 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.25%, 05/29/14-05/31/14, total market value $543,660)	$533,000	533,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 01/02/14, dated 12/31/13, repurchase value of $829,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-4.00%, 03/01/26-12/01/43, total market value $845,580)	829,000	829,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,362,000)		1,362,000
Total Investments – (100.27%) – (Identified cost $47,774,292) – (a)		81,102,420
Liabilities Less Other Assets – (0.27%)		(221,511)
	Net Assets – (100.00%)	$80,880,909

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

*	Non-Income producing security.

(a)	Aggregate cost for federal income tax purposes is $48,167,061. At December 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$36,048,487
Unrealized depreciation	(3,113,128)
Net unrealized appreciation	$32,935,359

See Notes to Financial Statements

7

DAVIS FINANCIAL PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2013

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$81,102,420
Cash	2,302
Receivables:
Capital stock sold	5,257
Dividends and interest	11,907
Prepaid expenses	1,497
Total assets	81,123,383
LIABILITIES:
Payables:
Capital stock redeemed	178,175
Accrued audit fees	12,730
Accrued investment advisory fee	39,428
Other accrued expenses	12,141
Total liabilities	242,474
NET ASSETS	$80,880,909
SHARES OUTSTANDING	5,363,326
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$15.08
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$5,363
Additional paid-in capital	47,102,477
Undistributed net investment income	157,259
Accumulated net realized gains from investments	287,694
Net unrealized appreciation on investments and foreign currency transactions	33,328,116
Net Assets	$80,880,909

*Including:
Cost of Investments	$47,774,292

See Notes to Financial Statements

8

DAVIS FINANCIAL PORTFOLIO	Statement of Operations
For the year ended December 31, 2013

INVESTMENT INCOME:
Income:
Dividends*		$1,182,752
Interest		1,127
Total income		1,183,879

Expenses:
Investment advisory fees (Note 3)	$414,268
Custodian fees	25,386
Transfer agent fees	10,580
Audit fees	18,840
Legal fees	2,150
Accounting fees (Note 3)	2,004
Reports to shareholders	8,031
Directors’ fees and expenses	19,163
Registration and filing fees	60
Miscellaneous	8,897
Total expenses		509,379
Net investment income		674,500

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		2,727,740
Foreign currency transactions		(275)
Net realized gain		2,727,465
Net increase in unrealized appreciation		16,821,040
Net realized and unrealized gain on investments and foreign currency transactions		19,548,505
Net increase in net assets resulting from operations		$20,223,005

*Net of foreign taxes withheld as follows		$34,831

See Notes to Financial Statements

9

DAVIS FINANCIAL PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2013	2012

OPERATIONS:
Net investment income	$674,500	$647,408
Net realized gain (loss) from investments and foreign currency transactions	2,727,465	(277,010)
Net increase in unrealized appreciation on investments and foreign currency transactions	16,821,040	10,754,760
Net increase in net assets resulting from operations	20,223,005	11,125,158

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(428,791)	(1,319,573)
Realized gains from investment transactions	–	(7,861)
Return of capital	–	(411,358)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(6,167,879)	(2,965,665)
Total increase in net assets	13,626,335	6,420,701

NET ASSETS:
Beginning of year	67,254,574	60,833,873
End of year*	$80,880,909	$67,254,574

*Including undistributed (overdistributed) net investment income of	$157,259	$(8,925)

See Notes to Financial Statements

10

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

11

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer Discretionary	$1,276,690	$–	$–	$1,276,690
Consumer Staples	2,897,154	–	–	2,897,154
Energy	2,327,854	–	–	2,327,854
Financials	70,773,666	–	–	70,773,666
Information Technology	2,465,056	–	–	2,465,056
Short-term securities	–	1,362,000	–	1,362,000
Total Investments	$79,740,420	$1,362,000	$–	$81,102,420

Level 2 to Level 1 Transfers*:
Financials		$7,034,646

*Application of fair value procedures for securities traded on foreign exchanges triggered the transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

12

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

During the year ended December 31, 2013, the Fund utilized $2,120,000 in capital loss carryforwards and thus did not have unused capital loss carryforwards available for federal income tax purposes at the end of the year.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2013, amounts have been reclassified to reflect a decrease in undistributed net investment income of $79,525, an increase in accumulated net realized gains from investments and foreign currency transactions of $78,591, and an increase in additional paid-in capital of $934. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 was as follows:

	2013	2012
Ordinary income	$428,791	$1,327,434
Return of capital	–	411,358
Total	$428,791	$1,738,792

As of December 31, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$168,357
Undistributed long-term capital gains	680,463
Net unrealized appreciation on investments	32,935,347
Total	$33,784,167

13

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2013 were $1,235,344 and $7,580,228, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2013 amounted to $2,004.

14

DAVIS FINANCIAL PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 4 - CAPITAL STOCK

At December 31, 2013, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	459,945	28,682	(948,654)	(460,027)
Value:	$6,097,514	$428,791	$(12,694,184)	$(6,167,879)

	Year ended December 31, 2012
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	467,120	151,992	(894,192)	(275,080)
Value:	$5,235,219	$1,738,792	$(9,939,676)	$(2,965,665)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2013.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2013, $428,791 of dividends paid by the Fund constituted income dividends for federal income tax purposes. The Fund designates $428,791 or 100% as income qualifying for the corporate dividends-received deduction.

15

DAVIS FINANCIAL PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$11.55	$9.98	$11.00	$9.98	$7.12

Income (Loss) from Investment Operations:
Net Investment Income	0.13	0.12	0.14	0.12	0.05
Net Realized and Unrealized Gains (Losses)	3.48	1.75	(1.01)	0.99	2.88
Total from Investment Operations	3.61	1.87	(0.87)	1.11	2.93

Dividends and Distributions:
Dividends from Net Investment Income	(0.08)	(0.23)	(0.15)	(0.09)	(0.07)
Distributions from Realized Gains	–	–a	–	–	–
Return of Capital	–	(0.07)	–	–	–
Total Dividends and Distributions	(0.08)	(0.30)	(0.15)	(0.09)	(0.07)
Net Asset Value, End of Period	$15.08	$11.55	$9.98	$11.00	$9.98

Total Returnb	31.26%	18.83%	(7.96)%	11.10%	41.18	%c

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$80,881	$67,255	$60,834	$82,403	$87,837
Ratio of Expenses to Average Net Assets:
Gross	0.68%	0.69%	0.69%	0.69%	0.78%
Netd	0.68%	0.69%	0.69%	0.69%	0.78%
Ratio of Net Investment Income to Average Net Assets	0.90%	0.98%	0.99%	0.99%	0.67%
Portfolio Turnover Ratee	2%	16%	11%	2%	10%

a	Less than $0.005 per share.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

c
Davis Financial Portfolio received a favorable class action settlement from a company that it no longer owns. This settlement had an approximate impact of 0.4% on the investment performance of the Fund in 2009. This was a one-time event that is unlikely to be repeated.

d	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

e
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

16

DAVIS FINANCIAL PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Financial Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Financial Portfolio as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2014

17

DAVIS FINANCIAL PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron Co.,
N.V. (industrial construction
and engineering); Director,
Fifth Third Bancorp
(diversified financial services).

18

DAVIS FINANCIAL PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer effective 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

19

DAVIS FINANCIAL PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Financial Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS REAL ESTATE PORTFOLIO	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	6

Schedule of Investments	7

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Federal Income Tax Information	17

Financial Highlights	18

Report of Independent Registered Public Accounting Firm	19

Directors and Officers	20

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Real Estate Portfolio prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Real Estate Portfolio are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance

Performance Overview

Davis Real Estate Portfolio delivered a negative return on net asset value of 1.32% for the year ended December 31, 2013. Over the same time period, the Wilshire U.S. Real Estate Securities Index (“Index”) returned 2.15%. Every sub-industry1 within the Index, except for Residential REITs, delivered positive returns. Hotels, Resorts & Cruise Lines, Real Estate Operating Companies, and Diversified REITs turned in the strongest performances while Residential REITs and Retail REITs turned in the weakest performances over the year.

The Portfolio’s Absolute Performance

Specialized REITs were the most important contributor2 to the Portfolio’s absolute performance over the year. LaSalle Hotel Properties3, Host Hotels & Resorts, and Public Storage were among the most important contributors to performance. The Portfolio no longer owns Public Storage.

Real Estate Operating Companies were the second most important contributor to the Portfolio’s absolute performance. Forest City Enterprises was among the most important contributors to performance.

Residential REITs were the most important detractor from the Portfolio’s absolute performance. American Campus Communities, AvalonBay Communities, Education Realty Trust, Campus Crest Communities, and Post Properties were among the most important detractors from performance.

Office REITs were the second most important detractor from the Portfolio’s absolute performance. SL Green Realty and Alexandria Real Estate Equities were among the most important contributors to performance. Digital Realty Trust was among the most important detractors from performance.

Other important contributors to the Portfolio’s absolute performance included Vornado Realty Trust, SBA Communications, and Kimco Realty. Other important detractors from the Portfolio’s absolute performance included Taubman Centers, Simon Property Group, and CBL & Associates Properties. The Portfolio no longer owns Kimco Realty.

The Portfolio’s Relative Performance

Office REITs were the most important detractor from the Portfolio’s performance relative to the Index over the year. The Portfolio’s Office REITs under-performed the corresponding sub-industry within the Index and had a higher average weighting.

Residential REITs were the second most important detractor from the Portfolio’s relative performance. The Portfolio’s Residential REITs under-performed the corresponding sub-industry within the Index and relative performance was also reduced by having a higher average weighting in this weaker performing sub-industry.

Real Estate Operating Companies were the most important contributor to the Portfolio’s relative performance. The Portfolio’s Real Estate Operating Companies (consisting only of Forest City Enterprises) out-performed the corresponding sub-industry within the Index and also benefited from a higher average weighting in this stronger performing sub-industry.

Specialized REITs were the second most important contributor to the Portfolio’s relative performance. The Portfolio’s Specialized REITs out-performed the corresponding sub-industry within the Index. Relative performance was reduced by having a lower average weighting.

Davis Real Estate Portfolio’s investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. Davis Real Estate Portfolio’s principal risks are: stock market risk, manager risk, common stock risk, large-capitalization companies risk, mid- and small-capitalization companies risk, headline risk, real estate risk, concentrated portfolio risk, focused portfolio risk, foreign country risk, depositary receipts risk, variable current income risk, and fees and expenses risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio’s portfolio in a few companies, the Portfolio’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

1   The companies included in the Wilshire U.S. Real Estate Securities Index are divided into eight sub-industries.

2     A company’s or sector’s contribution to or detraction from the Portfolio’s performance is a product both of its appreciation or depreciation and its weighting within the Portfolio. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Portfolio’s holdings of each company discussed.

2

DAVIS REAL ESTATE PORTFOLIO	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Real Estate Portfolio versus the
Standard & Poor’s 500® Index and the Wilshire U.S. Real Estate Securities Index
over 10 years for an investment made on December 31, 2003

Average Annual Total Return for periods ended December 31, 2013

Fund & Benchmark Indices	1-Year	5-Year	10-Year	Since Fund’s Inception (07/01/99)	Gross Expense Ratio	Net Expense Ratio
Davis Real Estate Portfolio	(1.32)%	14.70%	6.08%	7.96%	0.81%	0.81%
Standard & Poor’s 500® Index	32.39%	17.94%	7.41%	3.96%
Wilshire U.S. Real Estate Securities Index	2.15%	16.81%	8.41%	10.28%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.  Investments cannot be made directly in the Index.

The Wilshire U.S. Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities. It reflects no deduction for fees or expenses. Investments cannot be made directly in the Index.

The performance data for Davis Real Estate Portfolio contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Portfolio today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Portfolio performance changes over time and current performance may be higher or lower than stated. The operating expense ratio may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

Portfolio performance numbers are net of all Portfolio operating expenses, but do not include any insurance charges imposed by your insurance company’s separate account. If performance included the effect of these additional charges, the return would be lower.

3

DAVIS REAL ESTATE PORTFOLIO	Fund Overview
December 31, 2013

Portfolio Composition		Industry Weightings
(% of Fund’s 12/31/13 Net Assets)		(% of 12/31/13 Long-Term Portfolio)

				Wilshire U.S.
				Real Estate
			Fund	Securities Index
Common Stock (U.S.)	92.00%	Retail REITs	23.44%	24.59%
Common Stock (Foreign)	1.31%	Residential REITs	22.20%	17.46%
Convertible Bonds	2.55%	Office REITs	17.87%	15.05%
Preferred Stock	0.45%	Specialized REITs	16.76%	27.97%
Short-Term Investments	3.20%	Diversified REITs	6.93%	7.61%
Other Assets & Liabilities	0.49%	Real Estate Operating Companies	6.20%	1.65%
	100.00%	Industrial REITs	3.50%	5.39%
		Telecommunication Services	1.85%	–
		Diversified Real Estate Activities	1.25%	–
		Hotels, Resorts & Cruise Lines	–	0.28%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 12/31/13 Net Assets)

Simon Property Group, Inc.	Retail REITs	7.20%
AvalonBay Communities, Inc.	Residential REITs	6.27%
Forest City Enterprises, Inc., Class A	Real Estate Operating Companies	5.41%
American Campus Communities, Inc.	Residential REITs	5.00%
American Tower Corp.	Specialized REITs	3.99%
Essex Property Trust, Inc.	Residential REITs	3.89%
Boston Properties, Inc.	Office REITs	3.76%
Ventas, Inc.	Specialized REITs	3.53%
Alexandria Real Estate Equities, Inc.	Office REITs	3.19%
Federal Realty Investment Trust	Retail REITs	2.95%

4

DAVIS REAL ESTATE PORTFOLIO	Fund Overview – (Continued)
December 31, 2013

New Positions Added (01/01/13-12/31/13)
(Highlighted positions are those greater than 2.00% of the Fund’s 12/31/13 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 12/31/13 Net Assets
Acadia Realty Trust	Retail REITs	05/06/13	2.08%
Alexander & Baldwin Inc.	Diversified Real Estate Activities	11/20/13	1.20%
British Land Co. PLC	Diversified REITs	04/10/13	0.44%
Campus Crest Communities, Inc.	Residential REITs	03/01/13	0.91%
Colonial Properties Trust	Residential REITs	03/08/13	–
Cousins Properties, Inc.	Diversified REITs	07/31/13	0.42%
CubeSmart	Specialized REITs	11/22/13	1.97%
Equity Lifestyle Properties, Inc.	Residential REITs	10/23/13	1.24%
General Growth Properties, Inc.	Retail REITs	01/31/13	2.59%
Hammerson PLC	Retail REITs	04/10/13	0.33%
Land Securities Group PLC	Diversified REITs	04/10/13	0.54%
Liberty Property Trust	Diversified REITs	01/03/13	2.49%
SBA Communications Corp., Class A	Telecommunication Services	01/31/13	1.79%
Sunstone Hotel Investors, Inc.	Specialized REITs	01/31/13	–
Tanger Factory Outlet Centers, Inc.	Retail REITs	08/07/13	1.96%

Positions Closed (01/01/13-12/31/13)
(Gains and losses greater than $150,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alexandria Real Estate Equities, Inc., 7.00%,
Series D, Cum. Conv. Pfd.	Office REITs	05/14/13	$545,043
Brandywine Realty Trust	Office REITs	01/07/13	11,208
BRE Properties, Inc.	Residential REITs	12/20/13	59,531
CBL & Associates Properties, Inc., 7.375%,
Series D, Pfd.	Retail REITs	06/26/13	120,550
Colonial Properties Trust	Residential REITs	06/21/13	(6,510)
Digital Realty Trust, Inc.	Office REITs	11/06/13	(155,044)
Equity Residential	Residential REITs	05/21/13	8,130
Home Properties, Inc.	Residential REITs	02/06/13	(5,001)
Kimco Realty Corp.	Retail REITs	04/10/13	152,341
Macerich Co.	Retail REITs	02/06/13	46,104
Prologis, Inc.	Industrial REITs	10/24/13	63,148
Prologis, Inc., 6.75%, Series M, Pfd.	Industrial REITs	04/19/13	150,438
Public Storage	Specialized REITs	11/22/13	139,725
Rayonier Inc.	Specialized REITs	11/08/13	201,156
Sunstone Hotel Investors, Inc.	Specialized REITs	07/29/13	16,547
Taubman Centers, Inc., 6.50%, Series J, Pfd.	Retail REITs	06/25/13	(5,000)

5

DAVIS REAL ESTATE PORTFOLIO	Expense Example

As a shareholder of the Fund, you incur ongoing costs only, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the Fund is for the six-month period ended December 31, 2013. Please note that the Expense Example is general and does not reflect charges imposed by your insurance company’s separate account or account specific costs, which may increase your total costs of investing in the Fund. If these charges or account specific costs were included in the Expense Example, the expenses would have been higher.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value (07/01/13)	Ending Account Value (12/31/13)	Expenses Paid During Period* (07/01/13-12/31/13)

Actual	$1,000.00	$967.63	$4.07
Hypothetical	$1,000.00	$1,021.07	$4.18

Hypothetical assumes 5% annual return before expenses.

* Expenses are equal to the Fund’s annualized operating expense ratio (0.82%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

** The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

6

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments
December 31, 2013

	Shares	Value (Note 1)
COMMON STOCK – (93.31%)
FINANCIALS – (91.52%)
Real Estate – (91.52%)
Real Estate Investment Trusts (REITs) – (84.91%)
Diversified REITs – (6.67%)
British Land Co. PLC (United Kingdom)	9,270	$96,556
Cousins Properties, Inc.	8,910	91,773
Land Securities Group PLC (United Kingdom)	7,510	119,823
Liberty Property Trust	16,180	548,016
Vornado Realty Trust	6,900	612,651
		1,468,819
Industrial REITs – (3.37%)
DCT Industrial Trust Inc.	42,210	300,957
EastGroup Properties, Inc.	7,620	441,427
		742,384
Office REITs – (14.77%)
Alexandria Real Estate Equities, Inc.	11,050	703,001
BioMed Realty Trust, Inc.	15,090	273,431
Boston Properties, Inc.	8,240	827,049
Corporate Office Properties Trust	24,410	578,273
DuPont Fabros Technology Inc.	22,500	555,975
SL Green Realty Corp.	3,400	314,092
		3,251,821
Residential REITs – (21.38%)
American Campus Communities, Inc.	34,150	1,099,971
AvalonBay Communities, Inc.	11,680	1,380,926
Campus Crest Communities, Inc.	21,270	200,151
Education Realty Trust, Inc.	54,750	482,895
Equity Lifestyle Properties, Inc.	7,530	272,812
Essex Property Trust, Inc.	5,970	856,755
Post Properties, Inc.	9,110	412,045
		4,705,555
Retail REITs – (22.58%)
Acadia Realty Trust	18,420	457,369
CBL & Associates Properties, Inc.	22,250	399,610
DDR Corp.	22,510	345,979
Federal Realty Investment Trust	6,400	649,024
General Growth Properties, Inc.	28,360	569,185
Hammerson PLC (United Kingdom)	8,770	72,904
Simon Property Group, Inc.	10,422	1,585,811
Tanger Factory Outlet Centers, Inc.	13,470	431,309
Taubman Centers, Inc.	7,160	457,667
		4,968,858
Specialized REITs – (16.14%)
American Tower Corp.	10,990	877,222
CubeSmart	27,140	432,612
EPR Properties	5,620	276,279
HCP, Inc.	6,670	242,254
Host Hotels & Resorts Inc.	29,630	576,007

7

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2013

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Real Estate – (Continued)
Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (Continued)
LaSalle Hotel Properties	12,020	$370,937
Ventas, Inc.	13,580	777,863
		3,553,174
		18,690,611
Real Estate Management & Development – (6.61%)
Diversified Real Estate Activities – (1.20%)
Alexander & Baldwin Inc.	6,350	264,985
Real Estate Operating Companies – (5.41%)
Forest City Enterprises, Inc., Class A *	62,320	1,190,312
		1,455,297
	Total Financials	20,145,908
TELECOMMUNICATION SERVICES – (1.79%)
SBA Communications Corp., Class A *	4,380	393,390
	Total Telecommunication Services	393,390
TOTAL COMMON STOCK – (Identified cost $21,237,436)		20,539,298
PREFERRED STOCK – (0.45%)
FINANCIALS – (0.45%)
Real Estate – (0.45%)
Real Estate Investment Trusts (REITs) – (0.45%)
Office REITs – (0.45%)
DuPont Fabros Technology Inc., 7.625%, Series B	4,300	98,352
TOTAL PREFERRED STOCK – (Identified cost $107,500)		98,352
CONVERTIBLE BONDS – (2.55%)
FINANCIALS – (2.55%)
Real Estate – (2.55%)
Real Estate Investment Trusts (REITs) – (1.99%)
Office REITs – (1.99%)
Digital Realty Trust, L.P., 144A Conv. Sr. Notes, 5.50%, 04/15/29 (a)	$344,000	437,740
Real Estate Management & Development – (0.56%)
Real Estate Operating Companies – (0.56%)
Forest City Enterprises, Inc., Conv. Sr. Notes, 5.00%, 10/15/16	80,000	124,150
	Total Financials	561,890
TOTAL CONVERTIBLE BONDS – (Identified cost $424,000)		561,890

8

DAVIS REAL ESTATE PORTFOLIO	Schedule of Investments – (Continued)
December 31, 2013

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (3.20%)
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.01%, 01/02/14, dated 12/31/13, repurchase value of $275,000 (collateralized by: U.S. Government agency obligations in a pooled cash account, 0.00%-2.25%, 05/29/14-05/31/14, total market value $280,500)	$275,000	$275,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.02%, 01/02/14, dated 12/31/13, repurchase value of $429,000 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-3.50%, 03/01/26-08/15/43, total market value $437,580)	429,000	429,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $704,000)		704,000
Total Investments – (99.51%) – (Identified cost $22,472,936) – (b)		21,903,540
Other Assets Less Liabilities – (0.49%)		107,478
	Net Assets – (100.00%)	$22,011,018

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $437,740 or 1.99% of the Fund's net assets as of December 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $22,490,575. At December 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$808,837
Unrealized depreciation	(1,395,872)
Net unrealized depreciation	$(587,035)

See Notes to Financial Statements

9

DAVIS REAL ESTATE PORTFOLIO	Statement of Assets and Liabilities
At December 31, 2013

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$21,903,540
Cash	1,737
Receivables:
Capital stock sold	16,433
Dividends and interest	129,844
Prepaid expenses	578
Total assets	22,052,132
LIABILITIES:
Payables:
Capital stock redeemed	5,094
Accrued audit fees	12,730
Accrued custodian fees	3,500
Accrued investment advisory fee	12,861
Other accrued expenses	6,929
Total liabilities	41,114
NET ASSETS	$22,011,018
SHARES OUTSTANDING	2,084,383
NET ASSET VALUE, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$10.56
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$2,084
Additional paid-in capital	27,337,758
Undistributed net investment income	278,850
Accumulated net realized losses from investments	(5,038,301)
Net unrealized depreciation on investments and foreign currency transactions	(569,373)
Net Assets	$22,011,018

*Including:
Cost of Investments	$22,472,936

See Notes to Financial Statements

10

DAVIS REAL ESTATE PORTFOLIO	Statement of Operations
For the year ended December 31, 2013

INVESTMENT INCOME:
Income:
Dividends*		$585,385
Interest		24,470
Total income		609,855

Expenses:
Investment advisory fees (Note 3)	$143,950
Custodian fees	23,359
Transfer agent fees	5,897
Audit fees	18,840
Legal fees	750
Accounting fees (Note 3)	2,004
Reports to shareholders	1,350
Directors’ fees and expenses	8,577
Registration and filing fees	22
Miscellaneous	8,102
Total expenses		212,851
Net investment income		397,004

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions		3,681,657
Foreign currency transactions		(470)
Net realized gain		3,681,187
Net change in unrealized appreciation (depreciation)		(4,288,685)
Net realized and unrealized loss on investments and foreign currency transactions		(607,498)
Net decrease in net assets resulting from operations		$(210,494)

*Net of foreign taxes withheld as follows		$873

See Notes to Financial Statements

11

DAVIS REAL ESTATE PORTFOLIO	Statements of Changes in Net Assets

	Year ended December 31,
	2013	2012

OPERATIONS:
Net investment income	$397,004	$421,084
Net realized gain from investments and foreign currency transactions	3,681,187	3,153,449
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,288,685)	616,385
Net increase (decrease) in net assets resulting from operations	(210,494)	4,190,918

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(296,834)	(285,310)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4)	(5,549,967)	(62,833)
Total increase (decrease) in net assets	(6,057,295)	3,842,775

NET ASSETS:
Beginning of year	28,068,313	24,225,538
End of year*	$22,011,018	$28,068,313

*Including undistributed net investment income of	$278,850	$179,150

See Notes to Financial Statements

12

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis Variable Account Fund, Inc. (a Maryland corporation), which is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. Only insurance companies, for the purpose of funding variable annuity or variable life insurance contracts, may purchase shares of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

13

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Financials	$20,244,260	$–	$–	$20,244,260
Telecommunication Services	393,390	–	–	393,390
Convertible debt securities	–	561,890	–	561,890
Short-term securities	–	704,000	–	704,000
Total Investments	$20,637,650	$1,265,890	$–	$21,903,540

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the year ended December 31, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of December 31, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2010.

At December 31, 2013, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Expiring
12/31/2017	$5,021,000

Utilized in 2013	$3,623,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. Accordingly, during the year ended December 31, 2013, amounts have been reclassified to reflect a decrease in undistributed net investment income of $470 and a corresponding decrease in accumulated net realized losses from investments and foreign currency transactions. The Fund’s net assets have not been affected by this reclassification.

The tax character of distributions paid during the years ended December 31, 2013 and 2012 was as follows:

	2013	2012
Ordinary income	$296,834	$285,310

As of December 31, 2013, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed net investment income	$282,748
Accumulated net realized losses from investments and
foreign currency transactions	(5,020,665)
Net unrealized depreciation on investments	(587,012)
Total	$(5,324,929)

15

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the year ended December 31, 2013 were $17,883,144 and $22,116,310, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser at an annual rate of 0.55% of the Fund’s average net assets.

Accounting Fees - State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the year ended December 31, 2013 amounted to $2,004.

16

DAVIS REAL ESTATE PORTFOLIO	Notes to Financial Statements – (Continued)
December 31, 2013

NOTE 4 - CAPITAL STOCK

At December 31, 2013, there were 500 million shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

	Year ended December 31, 2013
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	137,016	27,298	(671,030)	(506,716)
Value:	$1,523,175	$296,834	$(7,369,976)	$(5,549,967)

	Year ended December 31, 2012
	Sold	Reinvestment of Distributions	Redeemed	Net Decrease

Shares:	541,162	26,978	(571,811)	(3,671)
Value:	$5,635,306	$285,310	$(5,983,449)	$(62,833)

NOTE 5 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the year ended December 31, 2013.

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

During the calendar year ended December 31, 2013, $296,834 of dividends paid by the Fund constituted income dividends for federal income tax purposes, of which none was eligible for the corporate dividends-received deduction.

17

DAVIS REAL ESTATE PORTFOLIO	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

	Year ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$10.83	$9.34	$8.69	$7.40	$5.80

Income (Loss) from Investment Operations:
Net Investment Income	0.19	0.16	0.14	0.13	0.16
Net Realized and Unrealized Gains (Losses)	(0.33)	1.44	0.63	1.31	1.60
Total from Investment Operations	(0.14)	1.60	0.77	1.44	1.76

Dividends and Distributions:
Dividends from Net Investment Income	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Total Dividends and Distributions	(0.13)	(0.11)	(0.12)	(0.15)	(0.16)
Net Asset Value, End of Period	$10.56	$10.83	$9.34	$8.69	$7.40

Total Returna	(1.32)%	17.15%	8.89%	19.70%	31.73%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,011	$28,068	$24,226	$25,269	$23,566
Ratio of Expenses to Average Net Assets:
Gross	0.81%	0.77%	0.81%	0.81%	0.98%
Netb	0.81%	0.77%	0.81%	0.81%	0.98%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.55%	1.50%	1.58%	2.81%
Portfolio Turnover Ratec	73%	51%	75%	43%	70%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns do not reflect charges attributable to your insurance company’s separate account. Inclusion of these charges would reduce the total returns shown.

b	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

c
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS REAL ESTATE PORTFOLIO	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Directors
Davis Variable Account Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Davis Real Estate Portfolio (a separate series of Davis Variable Account Fund, Inc.), including the schedule of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Real Estate Portfolio as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
February 10, 2014

19

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Rodney Trust Company (trust and asset management company).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company.	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago (public transportation system).

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Graham Holdings Company (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering) until 2008.	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since 2011; Chairman, NorthRoad Capital Management, LLC (investment management firm) 2002-2011.	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010.	13
Director, Modine
Manufacturing, Inc. (heat
transfer technology); Director,
Chicago Bridge & Iron Co.,
N.V. (industrial construction
and engineering); Director,
Fifth Third Bancorp
(diversified financial services).

20

DAVIS REAL ESTATE PORTFOLIO	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	15	Director, Selected Funds (consisting of two portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	15	Director, Selected Funds (consisting of two portfolios) since 1998; Director, Graham Holdings Company (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Ryan M. Charles (born 07/25/78, Davis Funds officer effective 2014). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS REAL ESTATE PORTFOLIO

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Real Estate Portfolio, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

22

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

No waivers were granted to this code of ethics during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional    services rendered for the audits of the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2013 and December 31, 2012 were $59,040 and $57,120, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the fund financial statements, but not reported as Audit Fees fore fiscal year ends December 31, 2013 and December 31, 2012 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2013 and December 31, 2012 were $20,159 and $18,587, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2013 and December 31, 2012 were $0 and $403, respectively.

 (e)(1)  Audit Committee Pre-Approval Policies and Procedures.

The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of
Rule 2-01 of Regulation S-X.

 (f)   Not applicable

(g)
The Funds’ independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2013 and December 31, 2012.  The fund has not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

Not Applicable.  The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12.  EXHIBITS

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  February 24, 2014

By           /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date:  February 24, 2014